UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ALTERNATIVES FUND

MANAGED FUTURES STRATEGY FUND

RMFSF-SEMI-0613x1213

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a selloff in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.71%	0.75%	$1,000.00	$1,007.50	$8.51
C-Class	2.46%	0.39%	1,000.00	1,003.90	12.22
H-Class	1.71%	0.75%	1,000.00	1,007.50	8.51
Institutional Class	1.46%	0.89%	1,000.00	1,008.90	7.27
Y-Class	1.46%	0.89%	1,000.00	1,008.90	7.27

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.71%	5.00%	$1,000.00	$1,016.31	$8.55
C-Class	2.46%	5.00%	1,000.00	1,012.60	12.28
H-Class	1.71%	5.00%	1,000.00	1,016.31	8.55
Institutional Class	1.46%	5.00%	1,000.00	1,017.55	7.30
Y-Class	1.46%	5.00%	1,000.00	1,017.55	7.30

[1]	Annualized.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve positive absolute returns.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
Institutional Class	May 3, 2010
Y-Class	March 29, 2010

Ten Largest Holdings
(% of Total Net Assets)
PIMCO Enhanced Short Maturity Exchange-Traded Fund	13.4%
KKR Financial CLO 2007-A Corp.	5.0%
Emporia Preferred Funding II Corp.	2.3%
Credit Suisse Mortgage Capital Certificates 2007-TF2A	2.1%
Morgan Stanley Reremic Trust	2.0%
Geer Mountain Financing Ltd.	2.0%
Guggenheim Enhanced Short Duration Bond ETF	1.5%
COMM 2007-FL14 Mortgage Trust	1.5%
Newcastle CDO Ltd.	1.2%
Brentwood CLO Corp.	1.0%
Top Ten Total	32.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

MANAGED FUTURES STRATEGY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 14.9%
PIMCO Enhanced Short Maturity
Exchange-Traded Fund[1]	600,000	$60,762,000
Guggenheim Enhanced Short
Duration Bond ETF[1]	140,000	7,021,000
Total Exchange Traded Funds
(Cost $67,930,214)		67,783,000

	Face
	Amount

ASSET BACKED SECURITIES†† - 17.0%
KKR Financial CLO 2007-A Corp. 2007-AA,
1.03% due 10/15/17[2,3]	$22,699,150	22,643,538
Emporia Preferred Funding II Corp.
2006-2A,0.56% due 10/18/18[2,3]	10,349,415	10,288,146
2006-2X,0.57% due 10/18/18	4,357,648	4,307,664
Morgan Stanley Reremic Trust 2012-IO,
1.00% due 03/27/51[3]	9,119,794	9,049,754
Geer Mountain Financing Ltd. 2007-1A,
0.59% due 04/01/14[2,3]	9,000,000	8,922,600
Newcastle CDO Ltd.,
0.45% due 05/25/52	5,658,145	5,495,700
Brentwood CLO Corp. 2006-1A,
0.54% due 02/01/22[2,3]	4,737,741	4,624,225
N-Star REL CDO VIII Ltd. 2006-8A,
0.48% due 02/01/41[2,3]	3,572,797	3,315,019
Acis CLO 2013-1 Ltd. 2013-1A,
1.33% due 04/18/24[2,3]	3,200,000	3,199,904
FM Leveraged Capital Fund II 2006-2A,
1.88% due 11/15/20[2,3]	2,350,000	2,345,629
NewStar Trust 2005-1 2005-1A,
0.78% due 07/25/18[2,3]	1,494,605	1,487,924
Legg Mason Real Estate CDO I Ltd. 2006-1A,
0.47% due 03/25/38[2,3]	991,708	967,619
Gleneagles CLO Ltd. 2005-1A,
0.55% due 11/01/17[2,3]	698,306	689,898
Total Asset Backed Securities
(Cost $77,175,807)		77,337,620

U.S. GOVERNMENT SECURITIES† - 14.3%
U.S. Treasury Bill
0.00% due 07/11/13	29,150,000	29,149,825
0.00% due 07/18/13	24,870,000	24,869,726
0.00% due 07/25/13	11,110,000	11,109,867
Total U.S. Treasury Bill		65,129,418
Total U.S. Government Securities
(Cost $65,129,742)		65,129,418

CORPORATE BONDS†† - 9.2%
Financials - 5.4%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	3,920,000	4,110,857
JPMorgan Chase & Co.
0.89% due 02/26/16[2]	4,000,000	3,991,740
Ford Motor Credit Company LLC
8.00% due 06/01/14	1,384,000	1,463,768
8.70% due 10/01/14	1,200,000	1,302,445
7.00% due 04/15/15	500,000	542,056
Nomura Holdings, Inc.
1.72% due 09/13/16[2]	3,200,000	3,196,064
Goldman Sachs Group, Inc.
1.48% due 04/30/18[2]	3,000,000	2,972,244
Bank of America Corp.
4.50% due 04/01/15	2,400,000	2,517,422
Morgan Stanley
4.20% due 11/20/14	2,400,000	2,482,752
Macquarie Group Ltd.
7.30% due 08/01/14[3]	1,920,000	2,024,907
Total Financials		24,604,255

INDUSTRIAL - 1.9%
Glencore Funding LLC
1.43% due 05/27/16[2,3]	4,350,000	4,235,699
Rio Tinto Finance USA plc
1.11% due 06/17/16[2]	3,000,000	2,999,103
Anglo American Capital plc
9.38% due 04/08/14[3]	1,387,000	1,470,262
Total Industrial		8,705,064

ENERGY - 1.0%
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/16[3]	4,144,613	4,403,651
FINANCIAL INSTITUTIONS - 0.5%
Mack-Cali Realty, LP
5.13% due 02/15/14	1,300,000	1,330,226
WEA Finance LLC / WT
Finance Aust Pty Ltd.
5.75% due 09/02/15[3]	900,000	983,299
Total Financial Institutions		2,313,525

INDUSTRIALS - 0.4%
International Lease Finance Corp.
2.22% due 06/15/16[2]	2,000,000	1,985,000
Total Industrials		1,985,000
Total Corporate Bonds
(Cost $42,293,513)		42,011,495

MORTGAGE BACKED SECURITIES†† - 7.0%
Credit Suisse Mortgage Capital Certificates
2007-TF2A,0.37% due 04/15/22[2,3]	9,719,696	9,611,282
2006-TF2A,0.39% due 10/15/21[2,3]	3,000,000	2,902,401
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.37% due 06/15/22[2,3]	6,755,963	6,699,828
Wachovia Bank Commercial Mortgage
Trust Series 2006-WHALE 7
2006-WL7A,0.36% due 09/15/21[2,3]	4,250,000	4,202,090

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013

MANAGED FUTURES STRATEGY FUND

	Face
	Amount	Value

COMM 2006-FL12 Mortgage Trust
2006-FL12,0.32% due 12/15/20[2,3]	$4,007,635	$3,917,515
Banc of America Large Loan Trust
2007-BMB1,1.29% due 08/15/29[2,3]	1,937,000	1,919,311
GCCFC 2006-FL4A C
2006-FL4A,0.42% due 11/05/21	1,900,000	1,844,165
UBS Commercial Mortgage Trust
2007-FL1,0.77% due 07/15/24[2,3]	984,007	982,187
Total Mortgage Backed Securities
(Cost $31,882,050)		32,078,779

MUNICIPAL BONDS†† - 0.7%
New York - 0.7%
City of New York New York
General Obligation Unlimited
0.36% due 04/01/35[2]	3,000,000	3,000,000
Total Municipal Bonds
(Cost $3,000,000)		3,000,000

COMMERCIAL PAPER†† - 13.7%
National Grid Holdings, Inc.
0.26% due 07/08/13[3]	6,000,000	5,999,697
Aegon N.V.
0.27% due 07/08/13[3]	6,000,000	5,999,685
Ecolab, Inc.
0.21% due 07/18/13[3]	6,000,000	5,999,405
Duke Energy Corp.
0.27% due 07/25/13[3]	6,000,000	5,998,920
Tesco Treasury Services plc
0.28% due 08/05/13[3]	6,000,000	5,998,366
Pentair Finance S.A.
0.29% due 07/09/13[3]	5,400,000	5,399,652
AbbVie, Inc.
0.19% due 07/02/13[3]	5,000,000	4,999,974
Kellogg Co.
0.17% due 07/09/13[3]	5,000,000	4,999,811
Southern California Edison Co.
0.22% due 07/08/13[3]	5,000,000	4,999,786
Noble Corporation/Cayman Islands
0.31% due 07/19/13[3]	5,000,000	4,999,225
Kinder Morgan Energy Partners, LP
0.27% due 07/24/13[3]	5,000,000	4,999,106
Northeast Utilities
0.20% due 07/01/13[3]	1,900,000	1,900,000
Total Commercial Paper
(Cost $62,293,627)		62,293,627

REPURCHASE AGREEMENTS††,4 - 10.7%
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	39,064,143	39,064,143
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	6,713,905	6,713,905
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	2,725,405	2,725,405
Total Repurchase Agreements
(Cost $48,503,453)		48,503,453

SECURITIES LENDING COLLATERAL††,5 - 1.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	4,338,910	4,338,910
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	507,490	507,490
Total Securities Lending Collateral
(Cost $4,846,400)		4,846,400

	Contracts

OPTIONS PURCHASED† - 0.9%
Put options on:
S&P 500 E-mini 1640 Index
Expiring December 2013
with strike price of $640.00	625	3,023,438
S&P 500 E-mini 1660 Index
Expiring December 2013
with strike price of $660.00	210	1,123,500
Total Put options		4,146,938
Total Options Purchased
(Cost $3,210,026)		4,146,938
Total Investments - 89.5%
(Cost $406,264,832)		$407,130,730
Other Assets & Liabilities, net - 10.5%		47,521,302
Total Net Assets - 100.0%		$454,652,032

8 | The Guggenheim Funds SEMI-annual REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
Managed Futures Strategy Fund

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED††
September 2013 Euro - Bund
Futures Contracts
(Aggregate Value of
Contracts $9,577,611)	52	$(65,913)
September 2013 Euro - Bobl
Futures Contracts
(Aggregate Value of
Contracts $41,556,785)	255	(141,383)
(Total Aggregate Value of Contracts
$51,134,396)		$(207,296)
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $37,760,900)	232	$(817,652)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Topix Index
Futures Contracts††
(Aggregate Value of
Contracts $10,560,359)	92	$525,588
September 2013 Nikkei 225 Index
Futures Contracts††
(Aggregate Value of
Contracts $12,136,423)	88	458,422
July 2013 MSCI Taiwan Stock Index
Futures Contracts
(Aggregate Value of
Contracts $6,840,645)	245	354,515
September 2013 SPI 200 Index
Futures Contracts††
(Aggregate Value of
Contracts $5,119,908)	47	(12,254)
September 2013 Financial
Select Sector Mini Futures
(Aggregate Value of
Contracts $6,258,113)	129	(27,638)
September 2013 FTSE 100 Index
Futures Contracts††
(Aggregate Value of
Contracts $3,754,506)	40	(71,856)
September 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $11,534,670)	119	(89,283)
September 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $10,955,400)	95	(94,855)
July 2013 CAC40 10 Euro Index
Futures Contracts††
(Aggregate Value of
Contracts $5,827,009)	120	(142,271)
July 2013 Amsterdam Index
Futures Contracts††
(Aggregate Value of
Contracts $7,347,712)	82	(162,461)
September 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $8,932,770)	154	(170,681)
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $12,602,475)	158	(182,272)
September 2013 Dow Jones
Industrial Average Index
Mini Futures Contracts
(Aggregate Value of
Contracts $14,729,980)	199	(234,457)
September 2013 DAX Index
Futures Contracts††
(Aggregate Value of
Contracts $9,831,403)	38	(277,685)
July 2013 FTSE China A50 Index
Futures Contracts
(Aggregate Value of
Contracts $8,418,971)	1,247	(700,344)
(Total Aggregate Value of Contracts
$134,850,344)		$(827,532)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $1,736,460)	18	$5,375
September 2013 Brent Crude
Futures Contracts
(Aggregate Value of
Contracts $1,726,860)	17	(11,398)
August 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $26,379,000)	675	(121,594)
August 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $4,216,468)	37	(129,286)
August 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $6,080,900)	170	(279,894)
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $15,357,160)	364	(514,154)

See Notes to Financial Statements.	the Guggenheim Funds SEMI - annual REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
Managed Futures Strategy Fund

		Unrealized
	Contracts	Gain (Loss)

November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $12,632,575)	202	$(545,971)
(Total Aggregate Value of
Contracts $68,129,423)		$(1,596,922)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $55,725,150)	442	$1,632,603
September 2013 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $48,273,210)	531	1,606,117
September 2013 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $44,982,600)	474	581,949
September 2013 British Pound
Futures Contracts
(Aggregate Value of
Contracts $950,125)	10	233
September 2013 Swiss Franc
Futures Contracts
(Aggregate Value of
Contracts $132,425)	1	(29)
(Total Aggregate Value of
Contracts $150,063,510)		$3,820,873

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2013 Long Gilt
Futures Contracts††
(Aggregate Value of
Contracts $33,392,593)	196	$1,010,250
September 2013 U.S. Treasury
Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $34,360,219)	233	847,634
September 2013 U.S. Treasury
30 Year Bond Futures Contracts
(Aggregate Value of
Contracts $38,978,188)	287	838,363
September 2013 U.S. Treasury
5 Year Note Futures Contracts
(Aggregate Value of
Contracts $82,642,999)	683	691,652
September 2013 U.S. Treasury
10 Year Note Futures Contracts
(Aggregate Value of
Contracts $47,937,578)	379	632,208
September 2013 Canadian
Government 10 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $40,756,587)	326	560,335
September 2013 Japanese
Government 10 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $57,528,859)	40	77,988
September 2013 Euro - Schatz
Futures Contracts††
(Aggregate Value of
Contracts $19,680,208)	137	20,915
September 2013 Australian
Government 3 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $56,325,216)	564	(223,387)
September 2013 Australian
Government 10 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $47,238,599)	437	(791,339)
(Total Aggregate Value of
Contracts $458,841,046)		$3,664,619

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Coffee ‘C’
Futures Contracts
(Aggregate Value of
Contracts $28,694,063)	635	$1,055,897
September 2013 Winter Wheat
Futures Contracts
(Aggregate Value of
Contracts $15,537,500)	452	814,182
August 2013 LME Primary
Aluminum Futures Contracts
(Aggregate Value of
Contracts $17,067,375)	389	740,237
September 2013 Wheat Futures
Contracts (Aggregate Value of
Contracts $14,908,225)	454	682,044
September 2013 Silver
Futures Contracts
(Aggregate Value of
Contracts $6,858,250)	70	585,659
August 2013 LME Nickel
Futures Contracts
(Aggregate Value of
Contracts $10,424,541)	127	423,615
September 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $5,609,313)	205	279,186

10 | The Guggenheim Funds SEMI - annual REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
Managed Futures Strategy Fund

		Unrealized
	Contracts	Gain (Loss)

September 2013 Copper
Futures Contracts
(Aggregate Value of
Contracts $6,808,500)	89	$252,096
August 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $4,065,270)	33	42,475
August 2013 New York Harbor
Ultra-Low Sulfur Diesel
Futures Contracts
(Aggregate Value of
Contracts $2,522,961)	21	33,048
August 2013 Gas Oil
Futures Contracts
(Aggregate Value of
Contracts $2,790,400)	32	19,053
August 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $15,661,250)	340	16,156
August 2013 LME Lead
Futures Contracts
(Aggregate Value of
Contracts $2,969,963)	58	(5,688)
October 2013 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $30,947,280)	1,635	(513,465)
August 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $55,832,380)	1,142	(861,604)
(Total Aggregate Value of
Contracts $220,697,271)		$3,562,891

EQUITY FUTURES CONTRACTS SOLD SHORT††
July 2013 IBEX 35 Index
Futures Contracts
(Aggregate Value of
Contracts $1,093,300)	11	$9,446
July 2013 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $5,713,984)	43	(260,113)
July 2013 H-Shares Index
Futures Contracts
(Aggregate Value of
Contracts $10,451,784)	176	(464,573)
(Total Aggregate Value of
Contracts $17,259,068)		$(715,240)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $173,180,315 (cost $173,046,997), or 38.1% of total net assets.
[4]	Repurchase Agreements — See Note 5.
[5]	Securities lending collateral — See Note 10.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the Guggenheim Funds SEMI - annual REPORT | 11

Managed Futures Strategy Fund

Consolidated STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $4,712,780 of securities loaned (cost $352,914,979)	$353,780,877
Repurchase agreements, at value (cost $53,349,853)	53,349,853
Total investments (cost $406,264,832)	407,130,730
Segregated cash with broker	34,736,967
Receivables:
Securities sold	20,303,735
Variation margin	1,712,176
Interest	910,390
Fund shares sold	751,899
Dividends	36,000
Total assets	465,581,897
Liabilities:
Overdraft due to custodian bank	1,851,931
Foreign currency, at value (cost $935,718)	924,543
Payable for:
Upon return of securities loaned	4,846,400
Fund shares redeemed	2,603,335
Management fees	320,564
Distribution and service fees	102,560
Transfer agent and administrative fees	88,515
Portfolio accounting fees	31,508
Miscellaneous	160,509
Total liabilities	10,929,865
Net assets	$454,652,032
Net assets consist of:
Paid in capital	$555,360,203
Accumulated net investment loss	(5,770,737)
Accumulated net realized loss on investments	(102,695,958)
Net unrealized appreciation on investments	7,758,524
Net assets	$454,652,032
A-Class:
Net assets	$95,777,899
Capital shares outstanding	4,478,436
Net asset value per share	$21.39
Maximum offering price per share (Net asset value divided by 95.25%)	$22.46
C-Class:
Net assets	$38,183,218
Capital shares outstanding	1,872,702
Net asset value per share	$20.39
H-Class:
Net assets	$277,431,353
Capital shares outstanding	12,971,705
Net asset value per share	$21.39
Institutional Class:
Net assets	$30,953,958
Capital shares outstanding	1,435,286
Net asset value per share	$21.57
Y-Class:
Net assets	$12,305,604
Capital shares outstanding	569,797
Net asset value per share	$21.60

Consolidated STATEMENT
OF OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$1,028,291
Dividends	273,940
Income from securities lending, net	18,735
Total investment income	1,320,966

Expenses:
Management fees	2,875,135
Transfer agent and administrative fees:
A-Class	144,409
C-Class	53,864
H-Class	445,929
Institutional Class	46,214
Y-Class	39,199
Distribution and service fees:
A-Class	144,410
C-Class	215,456
H-Class	445,928
Portfolio accounting fees	239,296
Registration fees	521,653
Trustees’ fees*	55,581
Custodian fees	37,277
Miscellaneous	78,275
Total expenses	5,342,626
Less:
Expenses waived by advisor	(213,240)
Net expenses	5,129,386
Net investment loss	(3,808,420)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(169,320)
Swap agreements	490,143
Futures contracts	22,343,708
Foreign currency	(99,926)
Options purchased	74,456
Net realized gain	22,639,061
Net change in unrealized appreciation (depreciation) on:
Investments	(214,384)
Futures contracts	(11,654,626)
Options purchased	936,912
Foreign currency	9,057
Net change in unrealized appreciation (depreciation)	(10,923,041)
Net realized and unrealized gain	11,716,020
Net increase in net assets resulting from operations	$7,907,600

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

Managed Futures Strategy Fund

Consolidated STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,808,420)	$(30,926,614)
Net realized gain (loss) on investments	22,639,061	(208,209,108)
Net change in unrealized appreciation (depreciation) on investments	(10,923,041)	(4,344,238)
Net increase (decrease) in net assets resulting from operations	7,907,600	(243,479,960)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,065,370	122,900,483
C-Class	1,286,836	6,406,783
H-Class	51,923,046	809,349,983
Institutional Class	4,897,757	41,570,693
Y-Class	574,073	40,444,459
Cost of shares redeemed
A-Class	(66,637,813)	(671,652,699)
C-Class	(12,741,448)	(43,969,338)
H-Class	(280,366,435)	(1,219,877,947)
Institutional Class	(20,082,301)	(88,606,366)
Y-Class	(90,498,581)	(306,099,003)
Net decrease from capital share transactions	(396,579,496)	(1,309,532,952)
Net decrease in net assets	(388,671,896)	(1,553,012,912)

Net assets:
Beginning of period	843,323,928	2,396,336,840
End of period	$454,652,032	$843,323,928
Accumulated net investment loss at end of period	$(5,770,737)	$(1,962,317)

Capital share activity:
Shares sold
A-Class	701,750	5,377,085
C-Class	62,654	298,490
H-Class	2,414,052	35,175,121
Institutional Class	226,376	1,899,025
Y-Class	26,784	1,739,090
Shares redeemed
A-Class	(3,098,351)	(29,130,895)
C-Class	(620,604)	(2,053,748)
H-Class	(13,046,784)	(55,835,873)
Institutional Class	(928,446)	(3,982,544)
Y-Class	(4,183,990)	(13,821,535)
Net decrease in shares	(18,446,559)	(60,335,784)

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI - annual report | 13

Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008[b,c]
Per Share Data
Net asset value, beginning of period	$21.23	$23.95	$25.78	$26.81	$28.04	$28.26
Income (loss) from investment operations:
Net investment loss[d]	(.13)	(.39)	(.44)	(.41)	(.39)	(—)[e]
Net gain (loss) on investments (realized and unrealized)	.29	(2.33)	(1.39)	(.62)	(.84)	.83
Total from investment operations	.16	(2.72)	(1.83)	(1.03)	(1.23)	.83
Less distributions from:
Net investment income	—	—	—	—	—	(.57)
Net realized gains	—	—	—	—	—	(.50)
Total distributions	—	—	—	—	—	(1.07)
Redemption fees collected	—	—	—	— [f]	— [f]	.02
Net asset value, end of period	$21.39	$21.23	$23.95	$25.78	$26.81	$28.04

Total Return[g]	0.75%	(11.32%)	(7.14%)	(3.84%)	(4.39%)	2.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,778	$145,950	$733,469	$657,317	$636,083	$298,987
Ratios to average net assets:
Net investment loss	(1.24%)	(1.71%)	(1.76%)	(1.66%)	(1.42%)	(0.02%)
Total expenses[h]	1.78%	1.96%	2.05%	2.04%	2.16%	1.77%
Net expenses[i]	1.71%	1.89%	1.97%	1.97%	2.05%	1.77%
Portfolio turnover rate	27%	172%	72%	148%	125%	74%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008[b,c]
Per Share Data
Net asset value, beginning of period	$20.31	$23.09	$25.04	$26.24	$27.65	$28.04
Income (loss) from investment operations:
Net investment loss[d]	(.20)	(.53)	(.61)	(.59)	(.58)	(.16)
Net gain (loss) on investments (realized and unrealized)	.28	(2.25)	(1.34)	(.61)	(.83)	.82
Total from investment operations	.08	(2.78)	(1.95)	(1.20)	(1.41)	.66
Less distributions from:
Net investment income	—	—	—	—	—	(.57)
Net realized gains	—	—	—	—	—	(.50)
Total distributions	—	—	—	—	—	(1.07)
Redemption fees collected	—	—	—	— [f]	— [f]	.02
Net asset value, end of period	$20.39	$20.31	$23.09	$25.04	$26.24	$27.65

Total Return[g]	0.39%	(12.04%)	(7.79%)	(4.57%)	(5.10%)	2.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,183	$49,378	$96,647	$158,628	$225,416	$125,601
Ratios to average net assets:
Net investment loss	(1.98%)	(2.45%)	(2.50%)	(2.41%)	(2.17%)	(0.78%)
Total expenses[h]	2.53%	2.70%	2.80%	2.79%	2.92%	2.51%
Net expenses[i]	2.46%	2.64%	2.72%	2.72%	2.81%	2.51%
Portfolio turnover rate	27%	172%	72%	148%	125%	74%

14 | the GUGGENHEIM FUNDS SEMI - annual report	See Notes to Financial Statements.

Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008[b,c]
Per Share Data
Net asset value, beginning of period	$21.23	$23.95	$25.78	$26.81	$28.04	$28.26
Income (loss) from investment operations:
Net investment loss[d]	(.13)	(.38)	(.44)	(.42)	(.38)	(.01)
Net gain (loss) on investments (realized and unrealized)	.29	(2.34)	(1.39)	(.61)	(.85)	.84
Total from investment operations	.16	(2.72)	(1.83)	(1.03)	(1.23)	.83
Less distributions from:
Net investment income	—	—	—	—	—	(.57)
Net realized gains	—	—	—	—	—	(.50)
Total distributions	—	—	—	—	—	(1.07)
Redemption fees collected	—	—	—	— [f]	— [f]	.02
Net asset value, end of period	$21.39	$21.23	$23.95	$25.78	$26.81	$28.04

Total Return[g]	0.75%	(11.32%)	(7.14%)	(3.84%)	(4.39%)	2.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$277,431	$501,109	$1,059,988	$1,199,718	$1,468,770	$838,511
Ratios to average net assets:
Net investment loss	(1.27%)	(1.70%)	(1.75%)	(1.66%)	(1.41%)	(0.03%)
Total expenses[h]	1.79%	1.95%	2.05%	2.04%	2.16%	1.77%
Net expenses[i]	1.71%	1.89%	1.97%	1.97%	2.05%	1.77%
Portfolio turnover rate	27%	172%	72%	148%	125%	74%

			Period Ended	Year Ended	Year Ended	Period Ended
			June 30,	December 31,	December 31,	December 31,
Institutional Class			2013[a,b]	2012[b]	2011[b]	2010[b,j]
Per Share Data
Net asset value, beginning of period			$21.38	$24.06	$25.84	$25.58
Income (loss) from investment operations:
Net investment loss[d]			(.11)	(.33)	(.38)	(.23)
Net gain (loss) on investments (realized and unrealized)			.30	(2.35)	(1.40)	.49
Total from investment operations			.19	(2.68)	(1.78)	.26
Redemption fees collected			—	—	—	— [f]
Net asset value, end of period			$21.57	$21.38	$24.06	$25.84

Total Return[g]			0.89%	(11.14%)	(6.85%)	0.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)			$30,954	$45,700	$101,549	$134,733
Ratios to average net assets:
Net investment loss			(0.99%)	(1.45%)	(1.50%)	(1.41%)
Total expenses[h]			1.53%	1.70%	1.80%	1.78%
Net expenses[i]			1.46%	1.64%	1.72%	1.72%
Portfolio turnover rate			27%	172%	72%	148%

See Notes to Financial Statements.	the GUGGENHEIM FUNDS SEMI - annual report | 15

Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
Y-Class	2013[a,b]	2012[b]	2011[b]	2010[b,k]
Per Share Data
Net asset value, beginning of period	$21.41	$24.07	$25.84	$25.74
Income (loss) from investment operations:
Net investment loss[d]	(.12)	(.32)	(.37)	(.26)
Net gain (loss) on investments (realized and unrealized)	.31	(2.34)	(1.40)	.36
Total from investment operations	.19	(2.66)	(1.77)	.10
Redemption fees collected	—	—	—	— [f]
Net asset value, end of period	$21.60	$21.41	$24.07	$25.84

Total Return[g]	0.89%	(11.05%)	6.85%	0.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,306	$101,187	$404,684	$189,251
Ratios to average net assets:
Net investment loss	(1.12%)	(1.41%)	(1.47%)	(1.36%)
Total expenses[h]	1.53%	1.65%	1.75%	1.73%
Net expenses[i]	1.46%	1.59%	1.68%	1.67%
Portfolio turnover rate	27%	172%	72%	148%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	The Fund changed its fiscal year end from March 31 to December 31 in 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment loss per share was computed using average shares outstanding throughout the period.
[e]	Net investment income is less than $0.01 per share.
[f]	Redemption fees collected are less than $0.01 per share.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Does not include expenses of the underlying funds in which the Fund invests.
[i]	Net expense information reflects the expense ratios after expense waivers.
[j]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[k]	Since commencement of operations: March 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

16 | the GUGGENHEIM FUNDS SEMI - annual report	See Notes to Financial Statements.

NOTES TO Consolidated FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. The Trust offers a combination of eight separate classes of shares:

Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares, and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC.

At June 30, 2013, the Trust consisted of fifty-one separate funds. This report covers the the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class, H-Class, Y-Class and Institutional Class shares had been issued by the Fund.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its respective Subsidiary is as follows:

		Subsidiary	% of Total Net
		Net Assets at	Assets of the Fund
	Inception Date	June 30,	at June 30,
	of Subsidiary	2013	2013
Managed Futures Strategy Fund	05/10/12	$47,157,000	10.4%

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

the GUGGENHEIM FUNDS SEMI - annual report | 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

ETFs and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B.  Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C.  Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D.  Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

F.  The Fund may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

G.  Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H.  Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.  Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

18 | the GUGGENHEIM FUNDS SEMI - annual report

NOTES TO Consolidated FINANCIAL STATEMENTS (Unaudited) (continued)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

In conjunction with the use of futures and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets.

RFS provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.25% of the average daily net assets of A-Class, C-Class, H-Class and Institutional Class and 0.20% of the average daily net assets of Y-Class.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2014.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2013, GDL retained sales charges of $158,835 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Managed Futures Strategy Fund	$132,912,418	$16,281,235	$270,071,374	$2,662,944	$—	$421,927,971
Liabilities
Managed Futures Strategy Fund	$—	$5,300,265	$—	$2,613,235	$—	$7,913,500

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

20 | the GUGGENHEIM FUNDS SEMI - annual report

NOTES TO Consolidated FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Fannie Mae
0.07%			0.50% - 0.65%
Due 07/01/13	$860,000,000	$860,005,017	10/22/15 - 05/27/16	$298,566,000	$299,638,582
			Freddie Mac
			0.50% - 0.60%
			10/09/15 - 03/28/16	250,000,000	251,160,833
			Federal Home Loan Bank
			0.13%
			03/19/14	200,000,000	200,947,222
			Federal Farm Credit Bank
			0.30%
			06/04/15	125,000,000	125,454,167
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.06%			0.88%
Due 07/01/13	147,807,111	147,807,850	01/31/18	152,694,700	150,763,344
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	60,000,000	60,000,300	09/15/15	61,428,800	61,200,019

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity
Managed Futures Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis.

	Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Managed Futures Strategy Fund	65%	185%

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value
	Futures	Futures	Futures	Futures	Options
	Equity	Currency	Interest Rate	Commodity	Purchased Equity	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2013
Managed Futures Strategy Fund	$1,347,971	$3,820,902	$4,679,345	$4,949,023	$4,146,938	$18,944,179

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Futures	Futures	Futures	Options
	Equity	Currency	Interest Rate	Commodity	Purchased Equity	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2013
Managed Futures Strategy Fund	$2,890,743	$817,681	$1,222,022	$2,983,054	$—	$7,913,500

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps	Futures	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Commodity	Purchased Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Managed Futures Strategy Fund	$7,647,528	$490,143	$7,561,564	$(3,221,331)	$10,355,947	$74,456	$22,908,307

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
	Futures	Swaps	Futures	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Commodity	Purchased Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Managed Futures Strategy Fund	$(2,622,794)	$—	$(2,304,627)	$3,269,991	$(9,997,196)	$936,912	$(10,717,714)

7. Federal Income Tax Information

The Fund intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Fund’s financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

22 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO Consolidated FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Managed Futures Strategy Fund	$406,264,832	$1,376,609	$(510,711)	$865,898

8. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Managed Futures Strategy Fund	$134,264,749	$33,812,308

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014.

This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Fund did not have any borrowings under this agreement at June 30, 2013, and did not participate in borrowing during the period.

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Fund participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Managed Futures Strategy Fund	$4,712,780	$4,846,400

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$53,372,568	$53,373,221	09/06/13	$21,437,136	$21,434,991
			Federal Home Loan Bank
			0.00%
			11/15/13	33,019,728	33,009,492
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	6,242,589	6,242,659	11/26/32	6,905,520	6,370,458

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company  (“Tribune”) in 2007 by certain series of the Rydex Series Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Series Funds also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

24 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

NOTES TO Consolidated FINANCIAL STATEMENTS (Unaudited) (continued)

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of Assets	and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instrument	Received[2]	Amount
Managed Futures Strategy Fund	Futures Equity Contracts	$1,347,971	$—	$1,347,971	$—	$—	$1,347,971
	Futures Currency Contracts	3,820,902	—	3,820,902	—	—	3,820,902
	Futures Interest Rate Contracts	4,679,345	—	4,679,345	—	—	4,679,345
	Futures Commodity Contracts	4,949,023	—	4,949,023	—	—	4,949,023
	Options Purchased Equity Contracts	4,146,938	—	4,146,938	—	—	4,146,938
	Repurchase agreements	53,349,853	—	53,349,853	—	53,349,853	—
	Securities lending	4,712,780	—	4,712,780	—	4,712,780	—
Total		$77,006,812	$—	$77,006,812	$—	$58,062,633	$18,944,179

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of	and Liabilities
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instrument	Pledged[2]	Amount
Managed Futures Strategy Fund	Futures Equity Contracts	$2,890,743	$—	$2,890,743	$—	$—	$2,890,743
	Futures Currency Contracts	817,681	—	817,681	—	—	817,681
	Futures Interest Rate Contracts	1,222,022	—	1,222,022	—	—	1,222,022
	Futures Commodity Contracts	2,983,054	—	2,983,054	—	—	2,983,054
	Securities lending	4,846,400	—	4,846,400	—	4,846,400	—
Total		$12,759,900	$—	$12,759,900	$—	$4,846,400	$7,913,500

[1]	Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 25

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At an in-person meetings of the Rydex Series Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the

26 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Adviser’s profitability analysis.

THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT | 27

OTHER INFORMATION (Unaudited) (concluded)

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

28 | THE GUGGENHEIM FUNDS SEMI - ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen

Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen

Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

the GUGGENHEIM FUNDS SEMI-annual report | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen

Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

30 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

the GUGGENHEIM FUNDS SEMI-annual reporT | 31

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

32 | The Guggenheim Funds SEMI-annual REPORT

GUGGENHEIM INVESTMENTS PRIVACY Policies (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

the Guggenheim Funds SEMI-annual REPORT | 33

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GUGGENHEIM ALTERNATIVE INVESTMENT FUNDS

GUGGENHEIM MANAGED COMMODITIES STRATEGY FUND

(Formerly, Long/Short Commodities Strategy Fund)

GUGGENHEIM MULTI-HEDGE STRATEGIES FUND

RYDEX SPECIALTY FUND

RYDEX COMMODITIES STRATEGY FUND

RDXSGIALT-SEMI-0613x1213

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go Paperless with Guggenheim Investments eDelivery —a service giving you full online access to a account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifations when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

Economic and Market overview (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a selloff in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Managed Commodities Strategy Fund
A-Class	1.87%	(19.34%)	$1,000.00	$806.60	$8.38
C-Class	2.62%	(19.60%)	1,000.00	804.00	11.72
H-Class	1.88%	(19.34%)	1,000.00	806.60	8.42
Institutional Class	1.65%	(19.22%)	1,000.00	807.80	7.40
Y-Class	1.54%	(19.24%)	1,000.00	807.60	6.90
Multi-Hedge Strategies Fund
A-Class	2.56%	1.98%	1,000.00	1,019.80	12.82
C-Class	3.33%	1.63%	1,000.00	1,016.30	16.65
H-Class	2.58%	1.98%	1,000.00	1,019.80	12.92
Institutional Class	2.35%	2.15%	1,000.00	1,021.50	11.78
Commodities Strategy Fund
A-Class	1.53%	(6.91%)	1,000.00	930.90	7.32
C-Class	2.28%	(7.28%)	1,000.00	927.20	10.89
H-Class	1.53%	(6.90%)	1,000.00	931.00	7.33

Table 2. Based on hypothetical 5% return (before expenses)
Managed Commodities Strategy Fund
A-Class	1.87%	5.00%	$1,000.00	$1,015.52	$9.35
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.88%	5.00%	1,000.00	1,015.47	9.39
Institutional Class	1.65%	5.00%	1,000.00	1,016.61	8.25
Y-Class	1.54%	5.00%	1,000.00	1,017.16	7.70
Multi-Hedge Strategies Fund
A-Class	2.56%	5.00%	1,000.00	1,012.10	12.77
C-Class	3.33%	5.00%	1,000.00	1,008.28	16.58
H-Class	2.58%	5.00%	1,000.00	1,012.00	12.87
Institutional Class	2.35%	5.00%	1,000.00	1,013.14	11.73
Commodities Strategy Fund
A-Class	1.53%	5.00%	1,000.00	1,017.21	7.65
C-Class	2.28%	5.00%	1,000.00	1,013.49	11.38
H-Class	1.53%	5.00%	1,000.00	1,017.21	7.65

[1]	This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expenses, the operating expense ratio of the Multi-Hedge Strategies Fund would be 1.40%, 2.15%, 1.40% and 1.15% for the A-Class, C-Class, H-Class and Institutional Class, respectively.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

MANAGED COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to achieve positive total returns with less volatility than the broad commodity markets.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 25, 2009
C-Class	June 25, 2009
H-Class	June 25, 2009
Institutional Class	May 3, 2010
Y-Class	March 29, 2010

Ten Largest Holdings
(% of Total Net Assets)
KKR Financial CLO 2007-A Corp.	8.7%
COMM 2007-FL14 Mortgage Trust	3.9%
Geer Mountain Financing Ltd.	3.2%
Emporia Preferred Funding II Corp.	3.1%
Emporia Preferred Funding	2.5%
Aspen Insurance Holdings Ltd.	2.4%
JPMorgan Chase & Co.	2.3%
Newcastle CDO Ltd.	2.1%
COMM 2006-FL12 Mortgage Trust	2.1%
Acis CLO 2013-1 Ltd.	1.8%
Top Ten Total	32.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
MANAGED Commodities Strategy Fund

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 27.0%
KKR Financial CLO 2007-A Corp.
2007-AA, 1.03% due 10/15/17[1,2]	$3,783,192	$3,773,922
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,2]	1,400,000	1,387,960
Emporia Preferred Funding II Corp.
2006-2A, 0.56% due 10/18/18[1,2]	1,361,765	1,353,703
2006-2X, 0.57% due 10/18/18	1,089,412	1,076,916
Newcastle CDO Ltd.
0.45% due 05/25/52	943,024	915,950
Acis CLO 2013-1 Ltd.
2013-1A, 1.33% due 04/18/24[1,2]	800,000	799,976
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	812,184	792,724
NewStar Trust 2005-1
2005-1A, 0.78% due 07/25/18[1,2]	498,202	495,975
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,2]	464,000	430,522
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,2]	350,000	349,349
Gleneagles CLO Ltd.
2005-1A, 0.55% due 11/01/17[1,2]	174,577	172,475
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,2]	165,285	161,270
Total Asset Backed Securities
(Cost $11,687,628)		11,710,742

CORPORATE BONDS†† - 18.3%
Financials - 12.1%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	980,000	1,027,714
JPMorgan Chase & Co.
0.89% due 02/26/16[1]	1,000,000	997,935
Nomura Holdings, Inc.
1.72% due 09/13/16[1]	800,000	799,016
Ford Motor Credit Company LLC
8.00% due 06/01/14	340,000	359,596
8.70% due 10/01/14	300,000	325,611
Bank of America Corp.
4.50% due 04/01/15	600,000	629,356
Morgan Stanley
4.20% due 11/20/14	600,000	620,688
Macquarie Group Ltd.
7.30% due 08/01/14[2]	480,000	506,227
Total Financials		5,266,143
Industrial - 3.1%
Glencore Funding LLC
1.43% due 05/27/16[1,2]	675,000	657,264
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	450,000	449,865
Anglo American Capital plc
9.38% due 04/08/14[2]	225,000	238,507
Total Industrial		1,345,636
Energy - 1.6%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/16[2]	639,870	679,862
Financial Institutions - 0.8%
Mack-Cali Realty, LP
5.13% due 02/15/14	200,000	204,650
WEA Finance LLC /
WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	144,000	157,328
Total Financial Institutions		361,978
Industrials - 0.7%
International Lease Finance Corp.
2.22% due 06/15/16[1]	300,000	297,750
Total Industrials		297,750
Total Corporate Bonds
(Cost $7,991,779)		7,951,369
U.S. GOVERNMENT SECURITIES† - 11.0%
U.S. Treasury Bill
0.00% due 07/11/13	1,800,000	1,799,990
0.00% due 07/25/13	1,722,000	1,721,979
0.00% due 07/18/13	1,275,000	1,274,986
Total U.S. Treasury Bill		4,796,955
Total U.S. Government Securities
(Cost $4,796,973)		4,796,955
MORTGAGE BACKED SECURITIES†† - 6.5%
COMM 2007-FL14 Mortgage Trust
2007-FL14, 0.37% due 06/15/22[1,2]	1,690,006	1,675,965
COMM 2006-FL12 Mortgage Trust
2006-FL12, 0.32% due 12/15/20[1,2]	916,659	896,046
Banc of America Large Loan Trust
2007-BMB1, 1.29% due 08/15/29[1,2]	270,000	267,534
Total Mortgage Backed Securities
(Cost $2,822,635)		2,839,545

See Notes to Financial Statements.	the Guggenheim Funds SEMI-ANNUAL REPORT | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MANAGED Commodities Strategy Fund

	Face
	Amount	Value
MUNICIPAL BONDS†† - 1.2%
New York - 1.2%
City of New York New York General
Obligation Unlimited 0.36%
due 04/01/35[1]	$500,000	$500,000
Total Municipal Bonds
(Cost $500,000)		500,000
COMMERCIAL PAPER†† - 17.0%
National Grid Holdings, Inc.
0.26% due 07/08/13[2]	700,000	699,965
Ecolab, Inc.
0.21% due 07/18/13[2]	700,000	699,931
Pentair Finance S.A.
0.29% due 07/09/13[2]	600,000	599,960
CBS Corp.
0.23% due 07/01/13[2]	500,000	500,000
AbbVie, Inc.
0.18% due 07/02/13[2]	500,000	499,997
American Water Capital Corp.
0.29% due 07/03/13[2]	500,000	499,992
Aegon N.V.
0.27% due 07/08/13[2]	500,000	499,974
Nissan Motor Acceptance Corp.
0.25% due 07/17/13[2]	500,000	499,942
Apache Corp.
0.29% due 07/16/13[2]	500,000	499,939
Noble Corporation/Cayman Islands
0.31% due 07/19/13[2]	500,000	499,923
Kinder Morgan Energy Partners, LP
0.27% due 07/24/13[2]	500,000	499,911
Duke Energy Corp.
0.27% due 07/25/13[2]	500,000	499,910
Tesco Treasury Services plc
0.28% due 08/05/13[2]	500,000	499,864
Southern California Edison Co.
0.22% due 07/08/13[2]	400,000	399,983
Total Commercial Paper
(Cost $7,399,291)		7,399,291
REPURCHASE AGREEMENTS††,3 - 3.8%
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,311,359	1,311,359
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	225,381	225,381
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	91,490	91,490
Total Repurchase Agreements
(Cost $1,628,230)		1,628,230

	Contracts
OPTIONS PURCHASED† - 4.6%
Call options on:
Gold Futures
Expiring May 2015
with strike price of $425.00	40	310,000
Gold Futures
Expiring November 2014
with strike price of $415.00	40	243,600
Silver Futures
Expiring June 2015
with strike price of $23.50	15	157,950
Silver Futures
Expiring November 2014
with strike price of $23.50	15	115,050
Total Call options		826,600
Put options on:
Gold Futures
Expiring November 2013
with strike price of $450.00	50	1,179,500
Total Put options		1,179,500
Total Options Purchased
(Cost $1,945,092)		2,006,100
Total Long Investments - 89.4%
(Cost $38,771,628)		$38,832,232
OPTIONS WRITTEN† - (1.3)%
Call options on:
Silver Futures
Expiring November 2014
with strike price of $28.25	15	(51,600)
Gold Futures
Expiring November 2014
with strike price of $700.00	40	(76,800)
Silver Futures
Expiring June 2015
with strike price of $28.25	15	(85,650)
Gold Futures
Expiring May 2015
with strike price of $710.00	40	(120,000)
Total Call options		(334,050)
Put options on:
Gold Futures
Expiring November 2013
with strike price of $150.00	50	(235,000)
Total Options Written
(Premiums received $691,408)		(569,050)
Other Assets & Liabilities, net - 11.9%		5,160,598
Total Net Assets - 100.0%		$43,423,780

8 | The Guggenheim FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
MANAGED COMMODITIES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $1,515,590)	31	$22,094
October 2013 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $1,571,024)	83	21,534
September 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $4,721,149)	49	14,843
August 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $1,055,160)	27	13,117
August 2013 Gas Oil
Futures Contracts
(Aggregate Value of
Contracts $523,200)	6	1,565
September 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $1,158,844)	25	(10,124)
September 2013 New York Harbor
Ultra-Low Sulfur Diesel
Futures Contracts
(Aggregate Value of
Contracts $1,202,712)	10	(15,847)
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $1,012,560)	24	(27,946)
September 2013 Brent Crude
Futures Contracts
(Aggregate Value of
Contracts $2,742,660)	27	(35,193)
September 2013 Winter Wheat
Futures Contracts
(Aggregate Value of
Contracts $550,000)	16	(37,779)
September 2013 LME Nickel
Futures Contracts
(Aggregate Value of
Contracts $739,989)	9	(45,275)

		Unrealized
		Loss

September 2013 Coffee ‘C’
Futures Contracts
(Aggregate Value of
Contracts $903,750)	20	$(53,640)
December 2013 Soybean Oil
Futures Contracts
(Aggregate Value of
Contracts $1,247,520)	46	(62,908)
December 2013 Soybean Meal
Futures Contracts
(Aggregate Value of
Contracts $1,303,750)	35	(66,347)
September 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $1,698,795)	15	(70,849)
September 2013 Wheat
Futures Contracts
(Aggregate Value of
Contracts $1,477,688)	45	(99,801)
September 2013 Silver
Futures Contracts
(Aggregate Value of
Contracts $979,750)	10	(104,355)
November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $2,814,188)	45	(158,062)
September 2013 LME Primary Aluminum
Futures Contracts
(Aggregate Value of
Contracts $2,211,875)	50	(164,063)
September 2013 Copper
Futures Contracts
(Aggregate Value of
Contracts $3,136,500)	41	(182,748)
September 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $3,201,413)	117	(204,679)
September 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $6,034,989)	169	(419,227)
August 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $4,558,030)	37	(793,781)
(Total Aggregate Value of
Contracts $46,361,136)		$(2,479,471)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $22,195,900 (cost $22,187,381), or 51.1% of total net assets.
[3]	Repurchase Agreements — See Note 5.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

MANAGED COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $37,143,398)	$37,204,002
Repurchase agreements, at value
(cost $1,628,230)	1,628,230
Total investments
(cost $38,771,628)	38,832,232
Segregated cash with broker	2,185,854
Receivables:
Securities sold	3,775,736
Interest	184,318
Fund shares sold	21,357
Total assets	44,999,497
Liabilities:
Options written, at value
(premiums received $691,408)	569,050
Overdraft due to custodian bank	260,629
Payable for:
Fund shares redeemed	364,838
Variation margin	296,498
Management fees	32,351
Distribution and service fees	12,575
Transfer agent and administrative fees	8,986
Portfolio accounting fees	3,594
Miscellaneous	27,196
Total liabilities	1,575,717
Net assets	$43,423,780
Net assets consist of:
Paid in capital	$111,189,016
Accumulated net investment loss	(48,573,615)
Accumulated net realized loss on investments	(16,895,112)
Net unrealized depreciation on investments	(2,296,509)
Net assets	$43,423,780
A-Class:
Net assets	$13,758,232
Capital shares outstanding	967,227
Net asset value per share	$14.22
Maximum offering price per share
(Net asset value divided by 95.25%)	$14.93
C-Class:
Net assets	$5,935,111
Capital shares outstanding	430,761
Net asset value per share	$13.78
H-Class:
Net assets	$22,761,736
Capital shares outstanding	1,600,671
Net asset value per share	$14.22
Institutional Class:
Net assets	$962,405
Capital shares outstanding	67,140
Net asset value per share	$14.33
Y-Class:
Net assets	$6,296
Capital shares outstanding	438
Net asset value per share	$14.36

CONSOLIDATED STATEMENT
OF OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$163,784
Total investment income	163,784

Expenses:
Management fees	471,878
Transfer agent and administrative fees:
A-Class	26,106
C-Class	13,191
H-Class	50,374
Institutional Class	24,773
Y-Class	7
Distribution and service fees:
A-Class	26,106
C-Class	52,765
H-Class	50,374
Portfolio accounting fees	45,781
Registration fees	97,424
Licensing fees	88,349
Trustees’ fees*	10,399
Custodian fees	6,137
Miscellaneous	(28,745)
Total expenses	934,919
Less:
Expenses waived by Advisor	(59,848)
Net expenses	875,071
Net investment loss	(711,287)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(20,095)
Futures contracts	(16,410,514)
Options purchased	65,646
Options written	(23,436)
Net realized loss	(16,388,399)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,364)
Futures contracts	(2,177,257)
Options purchased	61,008
Options written	122,358
Net change in unrealized appreciation (depreciation)	(2,006,255)
Net realized and unrealized loss	(18,394,654)
Net decrease in net assets resulting from operations	$(19,105,941)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGED COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(711,287)	$(6,100,973)
Net realized loss on investments	(16,388,399)	(103,156,077)
Net change in unrealized appreciation (depreciation) on investments	(2,006,255)	5,171,645
Net decrease in net assets resulting from operations	(19,105,941)	(104,085,405)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,962,493	56,097,770
C-Class	1,070,795	10,530,172
H-Class	6,793,276	148,038,271
Institutional Class	6,694,999	35,895,054
Y-Class	—	5,700,143
Cost of shares redeemed
A-Class	(14,467,149)	(112,080,141)
C-Class	(9,190,730)	(17,548,039)
H-Class	(40,421,554)	(233,390,442)
Institutional Class	(32,142,272)	(21,403,749)
Y-Class	—	(4,282,590)
Net decrease from capital share transactions	(79,700,142)	(132,443,551)
Net decrease in net assets	(98,806,083)	(236,528,956)

Net assets:
Beginning of period	142,229,863	378,758,819
End of period	$43,423,780	$142,229,863
Accumulated net investment loss at end of period	$(48,573,615)	$(47,862,328)

Capital share activity:
Shares sold
A-Class	122,382	2,385,538
C-Class	65,492	448,122
H-Class	404,116	6,223,527
Institutional Class	392,912	1,592,407
Y-Class	—	232,709
Shares redeemed
A-Class	(876,626)	(4,974,401)
C-Class	(576,214)	(885,922)
H-Class	(2,446,965)	(11,443,806)
Institutional Class	(2,100,881)	(1,042,526)
Y-Class	—	(232,709)
Net decrease in shares	(5,015,784)	(7,697,061)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

MANAGED COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]
Per Share Data
Net asset value, beginning of period	$17.63	$24.04	$25.78	$24.07	$25.00
Income (loss) from investment operations:
Net investment loss[d]	(.12)	(.40)	(.47)	(.41)	(.23)
Net gain (loss) on investments (realized and unrealized)	(3.29)	(6.01)	.05	4.07	(.70)
Total from investment operations	(3.41)	(6.41)	(.42)	3.66	(.93)
Less distributions from:
Net investment income	—	—	(1.32)	(1.92)	—
Return of Capital	—	—	—	(.03)	—
Total distributions	—	—	(1.32)	(1.95)	—
Redemption fees collected	—	—	—	— [e]	— [e]
Net asset value, end of period	$14.22	$17.63	$24.04	$25.78	$24.07

Total Return[f]	(19.34%)	(26.66%)	(1.83%)	15.51%	(3.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,758	$30,355	$103,637	$73,274	$10,654
Ratios to average net assets:
Net investment loss	(1.46%)	(1.74%)	(1.76%)	(1.71%)	(1.74%)
Total expenses	1.99%	2.04%	2.08%	2.09%	1.95%
Net expenses[g]	1.87%	1.88%	1.92%	1.93%	1.84%
Portfolio turnover rate	62%	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]
Per Share Data
Net asset value, beginning of period	$17.14	$23.55	$25.46	$23.97	$25.00
Income (loss) from investment operations:
Net investment loss[d]	(.18)	(.55)	(.66)	(.59)	(.33)
Net gain (loss) on investments (realized and unrealized)	(3.18)	(5.86)	.07	4.03	(.70)
Total from investment operations	(3.36)	(6.41)	(.59)	3.44	(1.03)
Less distributions from:
Net investment income	—	—	(1.32)	(1.92)	—
Return of capital	—	—	—	(.03)	—
Total distributions	—	—	(1.32)	(1.95)	—
Redemption fees collected	—	—	—	— [e]	— [e]
Net asset value, end of period	$13.78	$17.14	$23.55	$25.46	$23.97

Total Return[f]	(19.60%)	(27.19%)	(2.56%)	14.70%	(4.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,935	$16,141	$32,476	$17,587	$3,642
Ratios to average net assets:
Net investment loss	(2.24%)	(2.50%)	(2.51%)	(2.46%)	(2.50%)
Total expenses	2.75%	2.79%	2.83%	2.83%	2.70%
Net expenses[g]	2.62%	2.63%	2.67%	2.67%	2.59%
Portfolio turnover rate	62%	—	—	—	—

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGED COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
H-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]
Per Share Data
Net asset value, beginning of period	$17.63	$24.04	$25.77	$24.06	$25.00
Income (loss) from investment operations:
Net investment loss[d]	(.12)	(.40)	(.47)	(.41)	(.23)
Net gain (loss) on investments (realized and unrealized)	(3.29)	(6.01)	.06	4.07	(.71)
Total from investment operations	(3.41)	(6.41)	(.41)	3.66	(.94)
Less distributions from:
Net investment income	—	—	(1.32)	(1.92)	—
Return of Capital	—	—	—	(.03)	—
Total distributions	—	—	(1.32)	(1.95)	—
Redemption fees collected	—	—	—	— [e]	— [e]
Net asset value, end of period	$14.22	$17.63	$24.04	$25.77	$24.06

Total Return[f]	(19.34%)	(26.63%)	(1.83%)	15.51%	(3.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,762	$64,227	$213,062	$145,349	$71,014
Ratios to average net assets:
Net investment loss	(1.50%)	(1.75%)	(1.76%)	(1.71%)	(1.75%)
Total expenses	2.01%	2.04%	2.08%	2.07%	1.95%
Net expenses[g]	1.88%	1.88%	1.92%	1.91%	1.84%
Portfolio turnover rate	62%	—	—	—	—

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
Institutional Class	2013[a,b]	2012[b]	2011[b]	2010[b,h]
Per Share Data
Net asset value, beginning of period	$17.75	$24.14	$25.81	$26.39
Income (loss) from investment operations:
Net investment loss[d]	(.12)	(.33)	(.40)	(.24)
Net gain (loss) on investments (realized and unrealized)	(3.30)	(6.06)	.05	1.61
Total from investment operations	(3.42)	(6.39)	(.35)	1.37
Less distributions from:
Net investment income	—	—	(1.32)	(1.92)
Return of Capital	—	—	—	(.03)
Total distributions	—	—	(1.32)	(1.95)
Redemption fees collected	—	—	—	— [e]
Net asset value, end of period	$14.33	$17.75	$24.14	$25.81

Total Return[f]	(19.22%)	(26.48%)	(1.60%)	5.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$962	$31,499	$29,573	$51,444
Ratios to average net assets:
Net investment loss	(1.39%)	(1.50%)	(1.50%)	(1.45%)
Total expenses	1.78%	1.79%	1.84%	1.88%
Net expenses[g]	1.65%	1.64%	1.68%	1.70%
Portfolio turnover rate	62%	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

MANAGED COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
Y-Class	2013[a,b]	2012[b]	2011[b]	2010[b,i]
Per Share Data
Net asset value, beginning of period	$17.79	$24.17	$25.83	$25.89
Income (loss) from investment operations:
Net investment loss[d]	(.09)	(.35)	(.39)	(.26)
Net gain (loss) on investments (realized and unrealized)	(3.34)	(6.03)	.05	2.15
Total from investment operations	(3.43)	6.38	(.34)	1.89
Less distributions from:
Net investment income	—	—	(1.32)	(1.92)
Return of Capital	—	—	—	(.03)
Total distributions	—	—	(1.32)	(1.95)
Redemption fees collected	—	—	—	— [e]
Net asset value, end of period	$14.36	$17.79	$24.17	$25.83

Total Return[f]	(19.24%)	(26.44%)	(1.52%)	7.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6	$8	$11	$11
Ratios to average net assets:
Net investment loss	(1.08%)	(1.45%)	(1.46%)	(1.41%)
Total expenses	1.66%	1.73%	1.78%	1.79%
Net expenses[g]	1.54%	1.58%	1.62%	1.63%
Portfolio turnover rate	62%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Since commencement of operations: June 25, 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment loss per share was computed using average shares outstanding throughout the period.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Net expense information reflects the expense ratios after expense waivers.
[h]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Since commencement of operations: March 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Long Holdings
(% of Total Net Assets)
National Financial Partners Corp.	2.6%
BMC Software, Inc.	2.2%
Lufkin Industries, Inc.	2.2%
NYSE Euronext	2.0%
N.V. Energy, Inc.	2.0%
Gardner Denver, Inc.	2.0%
Arbitron, Inc.	1.7%
Hudson City Bancorp, Inc.	1.4%
True Religion Apparel, Inc.	1.3%
Life Technologies Corp.	1.2%
Top Ten Total	18.6%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 58.8%
FINANCIALS - 14.2%
National Financial Partners Corp.*,1	111,558	$2,823,524
NYSE Euronext[1]	52,849	2,187,949
Hudson City Bancorp, Inc.[1]	165,788	1,518,619
Colonial Properties Trust[1]	50,140	1,209,377
Virginia Commerce Bancorp, Inc.*,1	38,933	543,505
Knight Capital Group, Inc. — Class A*,1	112,554	404,068
Netspend Holdings, Inc.*,1	22,721	362,855
American Safety Insurance Holdings Ltd.*,1	12,412	359,328
StellarOne Corp.[1]	18,013	353,955
BOK Financial Corp.[1]	4,136	264,911
HCC Insurance Holdings, Inc.[1]	6,066	261,506
Allstate Corp.[1]	5,423	260,955
Aspen Insurance Holdings Ltd.[1]	6,894	255,698
MFA Financial, Inc.[1]	29,781	251,649
Everest Re Group Ltd.[1]	1,961	251,518
XL Group plc — Class A1	8,212	248,988
Hatteras Financial Corp.[1]	9,651	237,801
Axis Capital Holdings Ltd.[1]	5,117	234,256
American Capital Ltd.*,1	18,107	229,416
CapitalSource, Inc.[1]	23,868	223,882
Arch Capital Group Ltd.*,1	4,320	222,091
Annaly Capital Management, Inc.[1]	16,974	213,363
Ares Capital Corp.[1]	11,674	200,793
Protective Life Corp.[1]	4,964	190,667
Goldman Sachs Group, Inc.[1]	1,225	185,281
MPG Office Trust, Inc.*,1	57,899	181,803
Douglas Emmett, Inc.[1]	6,802	169,710
First Financial Holdings, Inc.[1]	7,997	169,616
Synovus Financial Corp.[1]	50,216	146,631
Macerich Co.[1]	2,298	140,109
Bank of America Corp.[1]	10,785	138,695
PartnerRe Ltd.[1]	1,471	133,214
Regions Financial Corp.[1]	13,205	125,844
Torchmark Corp.[1]	1,899	123,701
American Capital Agency Corp.[1]	4,933	113,410
SunTrust Banks, Inc.[1]	2,757	87,038
SLM Corp.[1]	3,370	77,038
Corrections Corporation of America[1]	2,206	74,717
Extra Space Storage, Inc.[1]	1,440	60,379
Wells Fargo & Co.[1]	1,286	53,073
Discover Financial Services[1]	1,011	48,164
Morgan Stanley[1]	888	21,694
Roma Financial Corp.[1]	1,046	18,995
National Retail Properties, Inc.[1]	153	5,263
People’s United Financial, Inc.[1]	306	4,559
Total Financials		15,389,608
CONSUMER DISCRETIONARY - 11.3%
Arbitron, Inc.[1]	39,611	1,839,972
True Religion Apparel, Inc.[1]	45,595	1,443,537
rue21, Inc.*,1	26,639	1,108,448
WMS Industries, Inc.*,1	38,992	994,686
Cooper Tire & Rubber Co.[1]	24,664	818,105
7 Days Group Holdings Ltd. ADR*,1	55,379	763,677
Ameristar Casinos, Inc.[1]	24,979	656,698
Stewart Enterprises, Inc. — Class A1	31,012	405,947
Belo Corp. — Class A1	24,613	343,351
OfficeMax, Inc.[1]	30,859	315,688
Service Corporation International[1]	14,553	262,391
Foot Locker, Inc.[1]	7,446	261,578
Comcast Corp. — Class A1	6,222	260,578
Liberty Interactive Corp. — Class A*,1	11,214	258,034
Thomson Reuters Corp.[1,2]	7,813	254,469
Chico’s FAS, Inc.[1]	14,523	247,762
Time Warner Cable, Inc.[1]	2,155	242,395
Wyndham Worldwide Corp.[1]	3,738	213,926
Abercrombie & Fitch Co. — Class A1	4,228	191,317
Macy’s, Inc.[1]	3,523	169,105
Dillard’s, Inc. — Class A1	1,961	160,743
Brinker International, Inc.[1]	4,045	159,494
American Eagle Outfitters, Inc.[1]	7,507	137,078
Time Warner, Inc.[1]	1,808	104,539
Fossil Group, Inc.*,1	950	98,144
Lear Corp.[1]	1,379	83,374
Whirlpool Corp.[1]	705	80,624
Penn National Gaming, Inc.*,1	1,410	74,533
Newell Rubbermaid, Inc.[1]	2,482	65,153
Hanesbrands, Inc.[1]	1,225	62,990
PulteGroup, Inc.*,1	2,359	44,751
Carter’s, Inc.[1]	521	38,590
Delphi Automotive plc[1]	552	27,981
Darden Restaurants, Inc.[1]	521	26,300
The Gap, Inc.[1]	460	19,196
DR Horton, Inc.[1]	673	14,321
Madison Square Garden Co. — Class A*,1	184	10,902
Total Consumer Discretionary		12,260,377
INFORMATION TECHNOLOGY - 9.6%
BMC Software, Inc.*,1	53,318	2,406,776
Dell, Inc.[1]	93,923	1,253,872
Intermec, Inc.*,1	100,988	992,713
ExactTarget, Inc.*,1	21,548	726,598
Keynote Systems, Inc.	18,401	363,604
AsiaInfo-Linkage, Inc.*,1	25,776	297,454
Cisco Systems, Inc.[1]	10,754	261,429
Alliance Data Systems Corp.*,1	1,440	260,682
STEC, Inc.*	37,932	254,903
Activision Blizzard, Inc.[1]	17,740	252,972
Western Digital Corp.[1]	4,045	251,154
KLA-Tencor Corp.[1]	4,473	249,280
Symantec Corp.[1]	9,743	218,925
Intel Corp.[1]	8,946	216,672
Fidelity National Information Services, Inc.[1]	4,657	199,506
Power-One, Inc.*,1	28,720	181,511
Brocade Communications Systems, Inc.*,1	29,812	171,717
NeuStar, Inc. — Class A*,1	3,370	164,052
Maxim Integrated Products, Inc.[1]	5,606	155,735

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Ebix, Inc.[1]	16,510	$152,882
AOL, Inc.[1]	4,136	150,881
Computer Sciences Corp.[1]	3,217	140,808
QUALCOMM, Inc.[1]	2,298	140,362
DST Systems, Inc.[1]	1,838	120,077
Harris Corp.[1]	2,114	104,115
CoreLogic, Inc.*,1	3,829	88,718
EMC Corp.[1]	3,738	88,292
LSI Corp.*,1	11,244	80,282
Xerox Corp.[1]	8,027	72,805
NVIDIA Corp.[1]	5,086	71,357
Adobe Systems, Inc.*,1	1,410	64,240
Market Leader, Inc.*,1	5,370	57,459
Booz Allen Hamilton Holding Corp.[1]	2,910	50,576
Synopsys, Inc.*,1	1,225	43,794
CA, Inc.[1]	1,502	43,002
EchoStar Corp. — Class A*,1	980	38,328
Trimble Navigation Ltd.*,1	1,379	35,868
Molex, Inc.[1]	919	26,963
Cadence Design Systems, Inc.*,1	1,379	19,968
Avago Technologies Ltd.[1]	61	2,280
Total Information Technology		10,472,612
INDUSTRIALS - 5.3%
Gardner Denver, Inc.[1]	28,623	2,151,877
Northrop Grumman Corp.[1]	3,126	258,832
Trinity Industries, Inc.[1]	6,464	248,477
Carlisle Companies, Inc.[1]	3,922	244,380
Southwest Airlines Co.[1]	18,690	240,914
Ingersoll-Rand plc[1]	4,045	224,578
Union Pacific Corp.[1]	1,429	220,466
FedEx Corp.[1]	2,145	211,455
Crane Co.[1]	3,401	203,788
Cintas Corp.[1]	4,259	193,954
MRC Global, Inc.*,1	6,434	177,706
Avery Dennison Corp.[1]	4,075	174,247
Raytheon Co.[1]	2,390	158,027
Air Lease Corp. — Class A1	5,056	139,495
Terex Corp.*,1	5,218	137,233
Hertz Global Holdings, Inc.*,1	5,086	126,133
Regal-Beloit Corp.[1]	1,838	119,176
Oshkosh Corp.*,1	2,910	110,493
L-3 Communications Holdings, Inc.[1]	1,286	110,262
AGCO Corp.[1]	2,176	109,213
URS Corp.[1]	1,930	91,135
GATX Corp.[1]	827	39,225
Timken Co.[1]	644	36,244
CNH Global N.V.[1]	797	33,203
Equifax, Inc.[1]	491	28,935
Triumph Group, Inc.[1]	184	14,564
Delta Air Lines, Inc.*,1	245	4,584
Total Industrials		5,808,596
HEALTH CARE - 4.7%
Life Technologies Corp.*,1	16,942	1,253,877
Assisted Living Concepts, Inc. — Class A1	55,239	660,659
Warner Chilcott plc — Class A1	28,094	558,509
Vanguard Health Systems, Inc.*	21,267	441,078
Biogen Idec, Inc.*,1	1,194	256,948
Cooper Companies, Inc.[1]	2,114	251,672
Amgen, Inc.[1]	2,472	243,888
Pfizer, Inc.[1]	6,955	194,810
Medtronic, Inc.[1]	3,615	186,065
United Therapeutics Corp.*,1	2,818	185,481
MEDNAX, Inc.*,1	1,777	162,738
Perrigo Co.[1]	898	108,658
ResMed, Inc.[1]	2,359	106,462
McKesson Corp.[1]	919	105,226
Merck & Company, Inc.[1]	1,593	73,995
Omnicare, Inc.[1]	1,440	68,702
Abbott Laboratories[1]	1,838	64,109
Universal Health Services, Inc. — Class B1	613	41,046
Quest Diagnostics, Inc.[1]	613	37,166
Tenet Healthcare Corp.*,1	797	36,742
HCA Holdings, Inc.[1]	735	26,504
UnitedHealth Group, Inc.[1]	368	24,097
Alexion Pharmaceuticals, Inc.*,1	245	22,599
Zimmer Holdings, Inc.[1]	275	20,609
Cigna Corp.[1]	122	8,844
Agilent Technologies, Inc.[1]	122	5,217
Total Health Care		5,145,701
ENERGY - 4.1%
Lufkin Industries, Inc.[1]	26,434	2,338,616
ConocoPhillips[1]	4,228	255,793
Chevron Corp.[1]	2,144	253,721
Valero Energy Corp.[1]	5,791	201,353
HollyFrontier Corp.[1]	4,687	200,510
Hess Corp.[1]	2,941	195,547
Murphy Oil Corp.[1]	2,788	169,761
Superior Energy Services, Inc.*,1	6,219	161,321
Denbury Resources, Inc.*,1	8,915	154,408
Unit Corp.*,1	2,941	125,228
Marathon Petroleum Corp.[1]	1,685	119,736
Tesoro Corp.[1]	1,899	99,356
Patterson-UTI Energy, Inc.[1]	4,351	84,214
Helmerich & Payne, Inc.[1]	1,072	66,946
Phillips 66[1]	797	46,951
Golar LNG Ltd.[1]	337	10,747
Total Energy		4,484,208
UTILITIES - 4.0%
N.V. Energy, Inc.[1]	91,771	2,152,949
Westar Energy, Inc.[1]	8,180	261,434
DTE Energy Co.[1]	3,860	258,658
Pinnacle West Capital Corp.[1]	4,504	249,837
American Water Works Company, Inc.[1]	5,913	243,793
CMS Energy Corp.[1]	8,946	243,063
Atmos Energy Corp.[1]	5,913	242,788
SCANA Corp.[1]	4,167	204,600
Great Plains Energy, Inc.[1]	8,058	181,627
NRG Energy, Inc.[1]	5,453	145,595
Integrys Energy Group, Inc.[1]	1,593	93,238
UGI Corp.[1]	1,593	62,302
Vectren Corp.[1]	491	16,611
Total Utilities		4,356,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

MATERIALS - 2.8%
Buckeye Technologies, Inc.[1]	30,044	$1,112,831
Reliance Steel & Aluminum Co.[1]	3,983	261,125
Westlake Chemical Corp.[1]	2,635	254,040
LyondellBasell Industries N.V. — Class A1	3,829	253,710
Rock Tenn Co. — Class A1	2,451	244,806
CF Industries Holdings, Inc.[1]	1,379	236,498
Commercial Metals Co.[1]	15,901	234,858
Greif, Inc. — Class A1	3,523	185,556
Crown Holdings, Inc.*,1	2,635	108,378
Cabot Corp.[1]	2,421	90,594
Huntsman Corp.[1]	1,685	27,904
Cytec Industries, Inc.[1]	153	11,207
Packaging Corporation of America[1]	214	10,477
NewMarket Corp.[1]	31	8,139
Total Materials		3,040,123
CONSUMER STAPLES - 2.7%
Smithfield Foods, Inc.*,1	30,666	1,004,312
JM Smucker Co.[1]	2,543	262,310
Coca-Cola Enterprises, Inc.[1]	7,138	250,973
CVS Caremark Corp.[1]	4,381	250,505
Ingredion, Inc.[1]	3,768	247,257
Energizer Holdings, Inc.[1]	2,298	230,972
General Mills, Inc.[1]	3,707	179,901
Nu Skin Enterprises, Inc. — Class A1	2,268	138,621
Dean Foods Co.*,1	13,665	136,923
Kroger Co.[1]	2,910	100,511
Flowers Foods, Inc.[1]	3,723	82,092
Molson Coors Brewing Co. — Class B1	919	43,983
Green Mountain Coffee Roasters, Inc.*,1	184	13,811
Constellation Brands, Inc. — Class A*,1	245	12,769
Total Consumer Staples		2,954,940
TELECOMMUNICATION SERVICES - 0.1%
Verizon Communications, Inc.[1]	1,593	80,191
CenturyLink, Inc.[1]	459	16,226
Total Telecommunication Services		96,417
Total Common Stocks
(Cost $59,146,534)		64,009,077
CLOSED-END FUNDS† - 13.8%
BlackRock Enhanced Equity Dividend Trust[1]	101,635	773,441
BlackRock Credit Allocation Income Trust[1]	59,586	773,426
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	44,447	768,044
AllianceBernstein Income Fund[1]	102,775	766,701
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	63,823	756,303
Eaton Vance Enhanced Equity Income Fund II1	57,883	665,655
Adams Express Co.[1]	55,507	664,419
Nuveen Dividend Advantage Municipal Income Fund[1]	44,214	590,256
AllianzGI Equity & Convertible Income Fund[1]	31,488	577,175
BlackRock Income Opportunity Trust, Inc.[1]	44,965	452,347
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1]	33,242	397,574
Zweig Total Return Fund, Inc.[1]	28,300	363,938
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	34,781	354,071
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	30,312	330,401
Tri-Continental Corp.[1]	18,310	328,115
Gabelli Dividend & Income Trust[1]	16,280	314,367
Nuveen Maryland Premium Income Municipal Fund[1]	22,997	308,160
Advent Claymore Convertible Securities and Income Fund II1	40,562	279,878
John Hancock Hedged Equity & Income Fund[1]	16,140	272,605
BlackRock Global Opportunities Equity Trust[1]	19,726	266,301
Swiss Helvetia Fund, Inc.[1]	19,884	244,971
General American Investors Company, Inc.[1]	7,564	241,594
Western Asset Worldwide Income Fund, Inc.[1]	17,691	231,575
Gabelli Healthcare & WellnessRx Trust[1,2]	23,317	228,507
First Trust Enhanced Equity Income Fund[1]	17,056	215,076
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	16,886	214,790
China Fund, Inc.[1]	10,194	203,676
GDL Fund[1]	17,845	203,255
Madison Covered Call & Equity Strategy Fund[1]	25,608	203,071
Central Europe Russia and Turkey Fund, Inc.[1]	6,012	179,278
Morgan Stanley Income Securities, Inc.[1]	9,535	162,381
Royce Value Trust, Inc.[1]	10,640	161,302
Putnam High Income Securities Fund[1]	19,600	154,840
Clough Global Allocation Fund[1]	10,177	154,385
Cohen & Steers Infrastructure Fund, Inc.[1]	7,749	146,379
Royce Micro-Capital Trust, Inc.[1]	12,738	137,698
MFS InterMarket Income Trust I1	16,541	134,313
Lazard Global Total Return and Income Fund, Inc.[1]	7,482	122,256
Clough Global Opportunities Fund[1]	8,207	105,624
Liberty All Star Equity Fund[1]	20,071	104,369
Morgan Stanley India Investment Fund, Inc.[1]	6,711	103,417
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	6,998	94,543
Delaware Investments National Municipal Income Fund[1]	7,217	91,872
Ellsworth Fund Ltd.[1]	11,985	91,805
Bancroft Fund Ltd.[1]	5,181	89,787
Eaton Vance Enhanced Equity Income Fund[1]	7,631	88,138
Korea Equity Fund, Inc.[1]	10,766	84,190
Morgan Stanley Asia Pacific Fund, Inc.[1]	5,184	81,285
New Ireland Fund, Inc.[1]	7,249	75,027
Liberty All Star Growth Fund, Inc.[1]	15,533	69,588

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Helios Strategic Income Fund, Inc.[1]	10,873	$66,325
Madison Strategic Sector Premium Fund[1]	5,719	66,283
Asia Tigers Fund, Inc.[1]	5,595	64,119
Japan Smaller Capitalization Fund, Inc.[1]	6,583	56,416
First Trust Dividend and Income Fund[1]	6,406	52,145
DWS Global High Income Fund, Inc.[1]	6,296	50,998
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2[1]	3,677	47,875
India Fund, Inc.[1]	1,981	37,976
Korea Fund, Inc.[1]	923	31,816
New Germany Fund, Inc.[1]	1,703	29,939
European Equity Fund, Inc.[1]	4,166	29,829
Templeton Dragon Fund, Inc.[1]	1,037	26,029
Greater China Fund, Inc.[1]	545	5,973
Total Closed-End Funds
(Cost $14,343,431)		14,987,892

	Face
	Amount
REPURCHASE AGREEMENTS††,3 - 9.1%
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	$7,932,074	7,932,074
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,363,276	1,363,276
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	553,400	553,400
Total Repurchase Agreements
(Cost $9,848,750)		9,848,750

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	98,748	98,748
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	11,550	11,550
Total Securities Lending Collateral
(Cost $110,298)		110,298
Total Long Investments - 81.8%
(Cost $83,449,013)		$88,956,017

	Shares
COMMON STOCKS SOLD SHORT† - (31.1)%
TELECOMMUNICATION SERVICES - (0.1)%
Level 3 Communications, Inc.*	5,906	(124,498)
ENERGY - (1.6)%
Devon Energy Corp.	92	(4,773)
Williams Companies, Inc.	493	(16,008)
EXCO Resources, Inc.	8,735	(66,735)
McDermott International, Inc.*	8,551	(69,947)
CONSOL Energy, Inc.	4,061	(110,053)
Peabody Energy Corp.	7,751	(113,475)
Alpha Natural Resources, Inc.*	21,685	(113,629)
Newfield Exploration Co.*	5,014	(119,784)
Kosmos Energy Ltd.*	12,058	(122,509)
Ultra Petroleum Corp.*	6,213	(123,142)
SM Energy Co.	2,091	(125,418)
Chesapeake Energy Corp.	6,182	(125,989)
Southwestern Energy Co.*	3,506	(128,074)
FMC Technologies, Inc.*	2,338	(130,180)
Dresser-Rand Group, Inc.*	2,215	(132,856)
Cobalt International Energy, Inc.*	5,045	(134,046)
Range Resources Corp.	1,753	(135,542)
Total Energy		(1,772,160)
MATERIALS - (1.7)%
Allied Nevada Gold Corp.*	6,244	(40,461)
Royal Gold, Inc.	984	(41,407)
Southern Copper Corp.	1,938	(53,528)
Dow Chemical Co.	2,369	(76,211)
Sealed Air Corp.	3,814	(91,345)
Walter Energy, Inc.	9,566	(99,486)
Silgan Holdings, Inc.	2,246	(105,472)
Praxair, Inc.	953	(109,747)
Alcoa, Inc.	14,241	(111,365)
Tahoe Resources, Inc.*	8,398	(118,832)
Celanese Corp. — Class A	2,737	(122,618)
MeadWestvaco Corp.	3,629	(123,785)
Albemarle Corp.	1,999	(124,518)
Aptargroup, Inc.	2,277	(125,713)
Sigma-Aldrich Corp.	1,569	(126,084)
Compass Minerals International, Inc.	1,507	(127,387)
EI du Pont de Nemours & Co.	2,461	(129,203)
Scotts Miracle-Gro Co. — Class A	2,707	(130,775)
Total Materials		(1,857,937)
CONSUMER STAPLES - (2.0)%
Church & Dwight Company, Inc.	61	(3,764)
Philip Morris International, Inc.	616	(53,358)
Altria Group, Inc.	2,277	(79,672)
Colgate-Palmolive Co.	1,558	(89,258)
Mead Johnson Nutrition Co. — Class A	1,168	(92,541)
Campbell Soup Co.	2,184	(97,821)
Mondelez International, Inc. — Class A	3,476	(99,170)
Brown-Forman Corp. — Class B	1,523	(102,878)
Avon Products, Inc.	5,660	(119,030)
Estee Lauder Companies, Inc. — Class A	1,845	(121,346)
Whole Foods Market, Inc.	2,369	(121,956)
Fresh Market, Inc.*	2,492	(123,902)
Hillshire Brands Co.	3,783	(125,142)
Coca-Cola Co.	3,138	(125,865)
Sysco Corp.	3,752	(128,168)
PepsiCo, Inc.	1,569	(128,329)
Kellogg Co.	1,999	(128,396)
Bunge Ltd.	1,815	(128,448)
ConAgra Foods, Inc.	3,691	(128,927)
Monster Beverage Corp.*	2,184	(132,722)
Total Consumer Staples		(2,130,693)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

UTILITIES - (2.0)%
PG&E Corp.	1,743	$(79,707)
TECO Energy, Inc.	5,845	(100,476)
FirstEnergy Corp.	2,860	(106,792)
Aqua America, Inc.	3,537	(110,673)
Exelon Corp.	3,629	(112,064)
Ameren Corp.	3,414	(117,578)
Duke Energy Corp.	1,753	(118,328)
Hawaiian Electric Industries, Inc.	4,736	(119,868)
ONEOK, Inc.	2,922	(120,708)
AES Corp.	10,540	(126,375)
Calpine Corp.*	5,967	(126,679)
Questar Corp.	5,352	(127,645)
CenterPoint Energy, Inc.	5,444	(127,880)
Southern Co.	2,922	(128,948)
Pepco Holdings, Inc.	6,397	(128,964)
Dominion Resources, Inc.	2,296	(130,459)
ITC Holdings Corp.	1,446	(132,020)
MDU Resources Group, Inc.	5,188	(134,421)
Total Utilities		(2,149,585)
HEALTH CARE - (2.6)%
IDEXX Laboratories, Inc.*	61	(5,477)
Bruker Corp.*	892	(14,406)
Gilead Sciences, Inc.*	369	(18,896)
Varian Medical Systems, Inc.*	430	(29,004)
Alere, Inc.*	3,107	(76,122)
Johnson & Johnson	1,323	(113,593)
Onyx Pharmaceuticals, Inc.*	1,354	(117,554)
Hologic, Inc.*	6,121	(118,135)
BioMarin Pharmaceutical, Inc.*	2,122	(118,386)
Humana, Inc.	1,415	(119,398)
Incyte Corporation Ltd.*	5,598	(123,156)
Endo Health Solutions, Inc.*	3,353	(123,357)
Medivation, Inc.*	2,553	(125,608)
Ariad Pharmaceuticals, Inc.*	7,197	(125,876)
Boston Scientific Corp.*	13,688	(126,888)
Thoratec Corp.*	4,061	(127,150)
Allscripts Healthcare Solutions, Inc.*	9,873	(127,757)
Vertex Pharmaceuticals, Inc.*	1,600	(127,792)
Salix Pharmaceuticals Ltd.*	1,938	(128,199)
Forest Laboratories, Inc.*	3,169	(129,929)
Techne Corp.	1,938	(133,877)
Health Net, Inc.*	4,214	(134,090)
Actavis, Inc.*	4,521	(570,641)
Total Health Care		(2,835,291)
CONSUMER DISCRETIONARY - (3.3)%
Hyatt Hotels Corp. — Class A*	307	(12,391)
DeVry, Inc.	461	(14,300)
Dollar Tree, Inc.*	307	(15,608)
Yum! Brands, Inc.	276	(19,138)
McDonald’s Corp.	215	(21,285)
Garmin Ltd.	614	(22,202)
Best Buy Company, Inc.	1,046	(28,587)
Nordstrom, Inc.	523	(31,349)
NIKE, Inc. — Class B	493	(31,394)
Choice Hotels International, Inc.	861	(34,173)
Guess?, Inc.	1,230	(38,167)
Wynn Resorts Ltd.	307	(39,296)
Gentex Corp.	1,845	(42,527)
International Game Technology	2,952	(49,328)
Wendy’s Co.	8,828	(51,467)
Interpublic Group of Companies, Inc.	3,752	(54,592)
Chipotle Mexican Grill, Inc. — Class A*	154	(56,110)
DSW, Inc. — Class A	923	(67,813)
Coach, Inc.	1,323	(75,530)
Apollo Group, Inc. — Class A*	5,260	(93,207)
Marriott International, Inc. — Class A	2,386	(96,323)
Netflix, Inc.*	462	(97,524)
Groupon, Inc. — Class A*	11,904	(101,184)
Starbucks Corp.	1,692	(110,809)
Harman International Industries, Inc.	2,184	(118,373)
Las Vegas Sands Corp.	2,307	(122,110)
Advance Auto Parts, Inc.	1,538	(124,839)
Tiffany & Co.	1,723	(125,503)
L Brands, Inc.	2,553	(125,735)
Family Dollar Stores, Inc.	2,030	(126,489)
JC Penney Company, Inc.*	7,475	(127,673)
Amazon.com, Inc.*	462	(128,292)
Staples, Inc.	8,120	(128,783)
CarMax, Inc.*	2,799	(129,202)
Tempur Sealy International, Inc.*	2,952	(129,593)
Clear Channel Outdoor Holdings, Inc. — Class A*	17,655	(131,706)
Morningstar, Inc.	1,723	(133,670)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,354	(135,617)
DreamWorks Animation SKG, Inc. — Class A*	5,691	(146,032)
Cablevision Systems Corp. — Class A	8,735	(146,923)
Office Depot, Inc.*	82,559	(319,504)
Total Consumer Discretionary		(3,604,348)
INFORMATION TECHNOLOGY - (3.5)%
Red Hat, Inc.*	123	(5,882)
MICROS Systems, Inc.*	369	(15,922)
Rovi Corp.*	738	(16,856)
Lender Processing Services, Inc.	614	(19,863)
Marvell Technology Group Ltd.	1,754	(20,539)
Cognizant Technology Solutions Corp. — Class A*	370	(23,166)
Western Union Co.	1,385	(23,697)
Trulia, Inc.*	834	(25,929)
Microchip Technology, Inc.	861	(32,072)
Linear Technology Corp.	953	(35,109)
Citrix Systems, Inc.*	616	(37,163)
Broadridge Financial Solutions, Inc.	1,579	(41,970)
Zynga, Inc. — Class A*	17,841	(49,598)
Fortinet, Inc.*	3,814	(66,745)
FactSet Research Systems, Inc.	677	(69,013)
Rackspace Hosting, Inc.*	2,091	(79,228)
Teradata Corp.*	1,600	(80,368)
Global Payments, Inc.	1,845	(85,460)
Automatic Data Processing, Inc.	1,385	(95,371)

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

NetApp, Inc.	2,654	$(100,268)
Riverbed Technology, Inc.*	7,228	(112,468)
Paychex, Inc.	3,138	(114,600)
Polycom, Inc.*	11,319	(119,302)
Juniper Networks, Inc.*	6,367	(122,947)
VMware, Inc. — Class A*	1,845	(123,597)
Atmel Corp.*	16,825	(123,664)
Altera Corp.	3,752	(123,778)
Ingram Micro, Inc. — Class A*	6,614	(125,600)
Solera Holdings, Inc.	2,277	(126,715)
Cypress Semiconductor Corp.	11,873	(127,397)
AVX Corp.	10,858	(127,582)
Informatica Corp.*	3,660	(128,027)
NCR Corp.*	3,907	(128,892)
ON Semiconductor Corp.*	15,994	(129,232)
Visa, Inc. — Class A	708	(129,387)
Hewlett-Packard Co.	5,260	(130,448)
Salesforce.com, Inc.*	3,445	(131,530)
JDS Uniphase Corp.*	9,167	(131,821)
Advanced Micro Devices, Inc.*	33,035	(134,783)
Diebold, Inc.	4,030	(135,771)
PMC - Sierra, Inc.*	21,532	(136,728)
Facebook, Inc. — Class A*	5,505	(136,854)
VeriFone Systems, Inc.*	8,244	(138,582)
Total Information Technology		(3,863,924)
INDUSTRIALS - (3.6)%
Stericycle, Inc.*	61	(6,736)
MSC Industrial Direct Company, Inc. — Class A	92	(7,126)
United Parcel Service, Inc. — Class B	123	(10,637)
Armstrong World Industries, Inc.*	369	(17,635)
Nordson Corp.	307	(21,278)
Lockheed Martin Corp.	215	(23,319)
GrafTech International Ltd.*	3,321	(24,177)
IHS, Inc. — Class A*	430	(44,884)
Fluor Corp.	769	(45,609)
Chicago Bridge & Iron Company N.V.	831	(49,577)
Emerson Electric Co.	923	(50,340)
Copart, Inc.*	1,999	(61,569)
Joy Global, Inc.	1,291	(62,652)
J.B. Hunt Transport Services, Inc.	892	(64,438)
CH Robinson Worldwide, Inc.	1,415	(79,679)
Tyco International Ltd.	2,645	(87,153)
Iron Mountain, Inc.	3,445	(91,671)
Cummins, Inc.	861	(93,384)
Clean Harbors, Inc.*	1,938	(97,927)
CSX Corp.	4,276	(99,160)
Fastenal Co.	2,246	(102,979)
Deere & Co.	1,415	(114,969)
Navistar International Corp.*	4,183	(116,120)
SPX Corp.	1,692	(121,790)
General Cable Corp.	3,968	(122,016)
Matson, Inc.	4,891	(122,275)
KBR, Inc.	3,814	(123,956)
United Continental Holdings, Inc.*	3,968	(124,159)
Pentair Ltd.	2,153	(124,207)
Landstar System, Inc.	2,420	(124,630)
Stanley Black & Decker, Inc.	1,630	(125,999)
WW Grainger, Inc.	502	(126,594)
Pall Corp.	1,907	(126,682)
Donaldson Company, Inc.	3,568	(127,235)
3M Co.	1,168	(127,721)
Expeditors International of Washington, Inc.	3,384	(128,626)
United Technologies Corp.	1,385	(128,722)
General Dynamics Corp.	1,661	(130,106)
Graco, Inc.	2,060	(130,213)
Harsco Corp.	5,660	(131,255)
Precision Castparts Corp.	585	(132,216)
Rollins, Inc.	5,229	(135,431)
UTI Worldwide, Inc.	8,387	(138,134)
Total Industrials		(3,924,986)
FINANCIALS - (10.7)%
New York Community Bancorp, Inc.	370	(5,180)
BioMed Realty Trust, Inc.	369	(7,465)
Weyerhaeuser Co.	493	(14,046)
Investors Bancorp, Inc.	936	(19,731)
Franklin Resources, Inc.	184	(25,028)
T. Rowe Price Group, Inc.	399	(29,187)
Kilroy Realty Corp.	738	(39,121)
SEI Investments Co.	1,415	(40,228)
UDR, Inc.	1,784	(45,474)
Plum Creek Timber Company, Inc.	1,138	(53,110)
U.S. Bancorp	1,569	(56,719)
CNA Financial Corp.	1,845	(60,184)
BB&T Corp.	1,815	(61,492)
TFS Financial Corp.*	5,885	(65,912)
BRE Properties, Inc.	1,323	(66,176)
MetLife, Inc.	1,600	(73,216)
Washington Federal, Inc.	4,153	(78,409)
Lazard Ltd. — Class A	2,492	(80,118)
CIT Group, Inc.*	1,815	(84,633)
Invesco Ltd.	3,076	(97,817)
Realty Income Corp.	2,584	(108,321)
Hartford Financial Services Group, Inc.	3,506	(108,406)
Duke Realty Corp.	7,413	(115,569)
Mack-Cali Realty Corp.	4,736	(115,985)
Aon plc	1,815	(116,795)
Alexandria Real Estate Equities, Inc.	1,784	(117,244)
Howard Hughes Corp.*	1,076	(120,609)
Valley National Bancorp	12,797	(121,188)
American Campus Communities, Inc.	2,983	(121,289)
American Tower Corp. — Class A	1,661	(121,535)
Legg Mason, Inc.	3,968	(123,048)
Boston Properties, Inc.	1,168	(123,189)
White Mountains Insurance Group Ltd.	215	(123,612)
First Citizens BancShares, Inc. — Class A	646	(124,064)
Forest City Enterprises, Inc. — Class A*	6,952	(124,510)
SL Green Realty Corp.	1,415	(124,789)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Vornado Realty Trust	1,507	$(124,855)
MSCI, Inc. — Class A*	3,783	(125,860)
Piedmont Office Realty Trust, Inc. — Class A	7,167	(128,146)
AvalonBay Communities, Inc.	953	(128,569)
Brown & Brown, Inc.	4,009	(129,250)
Loews Corp.	2,922	(129,737)
ProAssurance Corp.	2,492	(129,983)
Marsh & McLennan Companies, Inc.	3,261	(130,180)
Commerce Bancshares, Inc.	3,014	(131,290)
Bank of Hawaii Corp.	2,615	(131,587)
Interactive Brokers Group, Inc. — Class A	8,275	(132,152)
Prudential Financial, Inc.	1,815	(132,549)
First Horizon National Corp.	11,843	(132,642)
Progressive Corp.	5,229	(132,921)
CME Group, Inc. — Class A	1,753	(133,193)
American Express Co.	1,784	(133,372)
Mercury General Corp.	3,046	(133,902)
TD Ameritrade Holding Corp.	5,536	(134,469)
City National Corp.	2,122	(134,471)
BankUnited, Inc.	5,198	(135,200)
Cullen/Frost Bankers, Inc.	2,030	(135,543)
Charles Schwab Corp.	6,583	(139,757)
SVB Financial Group*	1,692	(140,977)
E*TRADE Financial Corp.*	11,381	(144,083)
SCBT Financial Corp.	3,498	(176,264)
Union First Market Bankshares Corp.	17,642	(363,249)
United Bankshares, Inc.	21,193	(560,555)
Mid-America Apartment Communities, Inc.	18,145	(1,229,687)
M&T Bank Corp.	13,931	(1,556,790)
IntercontinentalExchange, Inc.*	9,001	(1,600,010)
Total Financials		(11,584,642)
Total Common Stock Sold Short
(Proceeds $32,075,909)		(33,848,064)

EXCHANGE TRADED FUNDS SOLD SHORT† - (14.0)%
iShares MSCI EAFE ETF	26	(1,492)
iShares MSCI Emerging Markets ETF	117	(4,513)
iShares MSCI Austria Capped ETF	870	(14,129)
iShares MSCI Australia ETF	642	(14,496)
iShares MSCI South Africa ETF	269	(15,720)
iShares MSCI France ETF	741	(17,273)
iShares MSCI Thailand Capped ETF	248	(19,453)
iShares MSCI Sweden ETF	708	(21,105)
iShares MSCI Italy Capped ETF	1,920	(22,675)
iShares MSCI Spain Capped ETF	874	(24,201)
iShares MSCI Mexico Capped ETF	528	(34,426)
iShares MSCI Belgium Capped ETF	2,959	(40,302)
iShares MSCI Germany ETF	1,645	(40,632)
iShares MSCI Singapore ETF	3,291	(42,092)
iShares MSCI Chile Capped ETF	786	(42,279)
iShares JP Morgan USD Emerging Markets Bond ETF	409	(44,798)
iShares MSCI Turkey ETF	801	(47,403)
Market Vectors Gold Miners ETF	1,950	(47,600)
iShares MSCI Malaysia ETF	3,340	(51,937)
iShares MSCI Brazil Capped ETF	1,212	(53,158)
iShares MSCI Netherlands ETF	3,058	(63,606)
iShares MSCI Hong Kong ETF	3,550	(65,001)
iShares MSCI United Kingdom ETF	4,329	(76,450)
iShares China Large-Capital ETF	2,884	(93,788)
iShares MSCI Taiwan ETF	7,334	(97,542)
iShares MSCI Canada ETF	3,798	(99,508)
iShares MSCI South Korea Capped ETF	2,148	(114,274)
iShares MSCI Japan ETF	10,234	(114,825)
Market Vectors Russia ETF	4,985	(125,423)
iPath MSCI India Index ETN*	2,815	(150,659)
iShares MSCI Switzerland Capped ETF	7,794	(223,298)
Powershares QQQ Trust Series 1	3,609	(256,997)
iShares 20+ Year Treasury Bond ETF	2,642	(291,782)
iShares 7-10 Year Treasury Bond ETF	2,929	(300,223)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,983	(339,018)
PowerShares Insured National Municipal Bond Portfolio	14,948	(357,405)
iShares Agency Bond ETF	3,378	(373,945)
iShares TIPS Bond ETF	4,119	(461,369)
iShares US Real Estate ETF	8,018	(532,315)
iShares MBS ETF	5,149	(541,829)
iShares Russell 1000 Value ETF	6,561	(549,745)
iShares 3-7 Year Treasury Bond ETF	4,810	(580,759)
iShares Russell 2000 ETF	6,245	(606,764)
iShares Core Total US Bond Market ETF	6,472	(693,798)
PowerShares Emerging Markets Sovereign Debt Portfolio	28,089	(767,110)
SPDR Barclays High Yield Bond ETF	32,479	(1,282,596)
SPDR Nuveen Barclays Municipal Bond ETF	61,975	(1,414,889)
SPDR S&P 500 ETF Trust	25,198	(4,031,933)
Total Exchange Traded Funds Sold Short
(Proceeds $15,379,608)		(15,206,535)
Total Securities Sold Short - (45.1)%
(Proceeds $47,455,517)		$(49,054,599)
Other Assets & Liabilities, net - 63.3%		68,839,862
Total Net Assets - 100.0%		$108,741,280

		Unrealized
	Contracts	Gain
EQUITY FUTURES CONTRACTS PURCHASED†
November 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $5,353,500)	258	$536,162

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Contracts	Gain (Loss)

December 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $5,376,000)	256	$(72,133)
October 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $4,232,800)	208	(84,739)
(Total Aggregate Value of
Contracts $14,962,300)		$379,290

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $6,115,875)	94	$193,307
December 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $6,219,181)	66	174,048
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $801,610)	19	(30,168)
October 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $5,189,870)	151	(38,596)
December 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $4,984,688)	195	(162,459)
April 2014 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $3,415,500)	90	(283,367)
October 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $5,209,142)	48	(328,725)
(Total Aggregate Value of
Contracts $31,935,866)		$(475,960)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $4,208,600)	110	$445,689
August 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $2,463,800)	20	291,740
September 2013 Coffee ‘C’
Futures Contracts
(Aggregate Value of
Contracts $1,671,938)	37	207,149
March 2014 Corn
Futures Contracts
(Aggregate Value of
Contracts $4,980,325)	191	161,158
September 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $5,096,385)	45	156,375
October 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $2,267,100)	45	126,445
July 2013 LME Nickel
Futures Contracts
(Aggregate Value of
Contracts $1,556,727)	19	118,083
August 2013 Soybean Oil
Futures Contracts
(Aggregate Value of
Contracts $2,560,176)	92	87,988
September 2013 LME Primary Aluminum
Futures Contracts
(Aggregate Value of
Contracts $1,725,263)	39	84,895
December 2013 Wheat
Futures Contracts
(Aggregate Value of
Contracts $1,040,050)	31	55,889
September 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $5,202,900)	54	38,394
March 2014 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $595,056)	30	34,502
September 2013 Silver
Futures Contracts
(Aggregate Value of
Contracts $1,273,675)	13	27,261
July 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $868,300)	19	18,625
September 2013 Copper
Futures Contracts
(Aggregate Value of
Contracts $1,989,000)	26	11,925
December 2013 Cocoa
Futures Contracts
(Aggregate Value of
Contracts $434,000)	20	9,554
September 2013 LME Lead
Futures Contracts
(Aggregate Value of
Contracts $922,613)	18	(5,351)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Contracts	Gain (Loss)

February 2014 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $5,195,600)	155	$(27,001)
November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $5,003,000)	80	(150,693)
(Total Aggregate Value of
Contracts $49,054,508)		$1,692,627

EQUITY FUTURES CONTRACTS SOLD SHORT†
August 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $5,224,680)	276	$50,616
September 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $5,273,250)	267	(516,602)
(Total Aggregate Value of
Contracts $10,497,930)		$(465,986)

	Units

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
September 2013 Goldman Sachs
Multi-Hedge Strategies L Index Swap,
Terminating 09/18/13[5]
(Notional Value $10,900,924)	106,252	$181,085

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
September 2013 Goldman Sachs
Multi-Hedge Strategies S Index Swap,
Terminating 09/18/13[6]
(Notional Value $2,429,452)	24,671	$49,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	All or portion of this security is on loan at June 30, 2013 — See Note 11.
[3]	Repurchase Agreements — See Note 5.
[4]	Securities lending collateral — See Note 11.
[5]	Total Return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[6]	Total Return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $103,387 of securities loaned
(cost $73,489,965)	$78,996,969
Repurchase agreements, at value
(cost $9,959,048)	9,959,048
Total investments
(cost $83,449,013)	88,956,017
Segregated cash with broker	70,714,602
Cash	1,295,112
Unrealized appreciation on swap agreements	230,649
Receivable for swap settlement	41,154
Receivables:
Fund shares sold	2,133,609
Securities sold	727,088
Dividends	79,519
Interest	9,003
Total assets	164,186,753
Liabilities:
Securities sold short, at value
(proceeds $47,455,517)	49,054,599
Payable for:
Fund shares redeemed	4,728,595
Securities purchased	1,275,030
Upon return of securities loaned	110,298
Management fees	96,286
Variation margin	35,971
Distribution and service fees	27,202
Miscellaneous	117,492
Total liabilities	55,445,473
Net assets	$108,741,280
Net assets consist of:
Paid in capital	$154,825,806
Accumulated net investment loss	(1,579,592)
Accumulated net realized loss on investments	(49,773,476)
Net unrealized appreciation on investments	5,268,542
Net assets	$108,741,280
A-Class:
Net assets	$18,465,937
Capital shares outstanding	798,513
Net asset value per share	$23.13
Maximum offering price per share
(Net asset value divided by 95.25%)	$24.28
C-Class:
Net assets	$16,703,408
Capital shares outstanding	766,590
Net asset value per share	$21.79
H-Class:
Net assets	$55,124,149
Capital shares outstanding	2,382,016
Net asset value per share	$23.14
Institutional class:
Net assets	$18,447,786
Capital shares outstanding	790,842
Net asset value per share	$23.33

CONSOLIDATED STATEMENT
OF OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,979)	$1,095,226
Interest	6,704
Income from securities lending, net	867
Other income	11,419
Total investment income	1,114,216

Expenses:
Management fees	682,172
Distribution and service fees:
A-Class	28,386
C-Class	79,494
H-Class	76,734
Short sales dividend expense	464,229
Prime broker interest expense	209,175
Trustees’ fees*	4,493
Custodian fees	107
Miscellaneous	(3,241)
Total expenses	1,541,549
Less:
Expenses waived by Advisor	(24,532)
Net expenses	1,517,017
Net investment loss	(402,801)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,937,152
Swap agreements	(17,999)
Futures contracts	1,031,931
Securities sold short	(9,567,899)
Options purchased	(4,726)
Net realized gain	2,378,459
Net change in unrealized appreciation (depreciation) on:
Investments	(1,719,778)
Securities sold short	1,618,043
Swap agreements	230,649
Futures contracts	112,354
Options purchased	1,926
Net change in unrealized appreciation (depreciation)	243,194
Net realized and unrealized gain	2,621,653
Net increase in net assets resulting from operations	$2,218,852

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(402,801)	$(2,163,432)
Net realized gain (loss) on investments	2,378,459	(435,038)
Net change in unrealized appreciation (depreciation) on investments	243,194	4,953,461
Net increase in net assets resulting from operations	2,218,852	2,354,991

Capital share transactions:
Proceeds from sale of shares
A-Class	3,895,396	41,635,919
C-Class	5,867,826	9,448,075
H-Class	15,338,151	80,707,028
Institutional Class	4,744,929	15,460,536
Value of proceeds from merger
A-Class	—	1,354,905
C-Class	—	2,433,192
H-Class	—	2,281,147
Cost of shares redeemed
A-Class	(13,572,414)	(40,779,286)
C-Class	(6,209,463)	(8,561,191)
H-Class	(28,240,317)	(83,697,859)
Institutional Class	(730,139)	(2,331,387)
Net increase (decrease) from capital share transactions	(18,906,031)	17,951,079
Net increase (decrease) in net assets	(16,687,179)	20,306,070

Net assets:
Beginning of period	125,428,459	105,122,389
End of period	$108,741,280	$125,428,459
Accumulated net investment loss at end of period	$(1,579,592)	$(1,176,791)

Capital share activity:
Shares sold
A-Class	170,442	1,919,863 †
C-Class	271,208	554,953 †
H-Class	670,086	3,696,849 †
Institutional Class	203,964	685,352
Shares redeemed
A-Class	(593,470)	(1,816,255)
C-Class	(287,081)	(401,917)
H-Class	(1,232,731)	(3,728,682)
Institutional Class	(31,666)	(102,973)
Net increase (decrease) in shares	(829,248)	807,190

† Includes 60,298 A-Class, 114,074 C-Class, 101,429 H-Class shares issued in connection with Fund merger.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
A-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$22.68	$22.21	$21.66	$20.57	$19.96	$24.61
Income (loss) from investment operations:
Net investment loss[d]	(.07)	(.35)	(.27)	(.40)	(.15)	(.10)
Net gain (loss) on investments (realized and unrealized)	.52	.82	.98	1.49	.76	(4.37)
Total from investment operations	.45	.47	.71	1.09	.61	(4.47)
Less distributions from:
Net investment income	—	—	(.16)	—	—	(.12)
Net realized gains	—	—	—	—	—	(.06)
Total distributions	—	—	(.16)	—	—	(.18)
Redemption fees collected	—	—	—	— [e]	— [e]	— [e]
Net asset value, end of period	$23.13	$22.68	$22.21	$21.66	$20.57	$19.96

Total Return[f]	1.98%	2.02%	3.39%	5.30%	3.06%	(18.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,466	$27,700	$24,832	$14,073	$25,010	$45,078
Ratios to average net assets:
Net investment loss	(0.59%)	(1.54%)	(1.23%)	(1.97%)	(1.47%)	(0.46%)
Total expenses[g]	2.60%	3.09%	2.77%	3.56%	2.36%	2.09%
Net expenses[h,i]	2.56%	3.05%	2.65%	3.40%	2.32%	2.09%
Portfolio turnover rate	160%	465%	433%	993%	858%	1,578%

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
C-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$21.45	$21.17	$20.80	$19.90	$19.43	$24.13
Income (loss) from investment operations:
Net investment loss[d]	(.15)	(.50)	(.42)	(.55)	(.31)	(.25)
Net gain (loss) on investments (realized and unrealized)	.49	.78	.95	1.45	.78	(4.27)
Total from investment operations	.34	.28	.53	.90	.47	(4.52)
Less distributions from:
Net investment income	—	—	(.16)	—	—	(.12)
Net realized gains	—	—	—	—	—	(.06)
Total distributions	—	—	(.16)	—	—	(.18)
Redemption fees collected	—	—	—	— [e]	— [e]	— [e]
Net asset value, end of period	$21.79	$21.45	$21.17	$20.80	$19.90	$19.43

Total Return[f]	1.63%	1.23%	2.62%	4.52%	2.42%	(18.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,703	$16,780	$13,322	$15,194	$23,494	$28,706
Ratios to average net assets:
Net investment loss	(1.41%)	(2.33%)	(1.99%)	(2.79%)	(2.07%)	(1.09%)
Total expenses[g]	3.38%	3.85%	3.52%	4.41%	3.14%	2.82%
Net expenses[h,i]	3.33%	3.81%	3.39%	4.26%	3.09%	2.82%
Portfolio turnover rate	160%	465%	432%	993%	858%	1,578%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

MULTI-HEDGE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
H-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$22.69	$22.23	$21.67	$20.58	$19.98	$24.63
Income (loss) from investment operations:
Net investment loss[d]	(.07)	(.36)	(.27)	(.43)	(.21)	(.07)
Net gain (loss) on investments (realized and unrealized)	.52	.82	.99	1.52	.81	(4.40)
Total from investment operations	.45	.46	.72	1.09	.60	(4.47)
Less distributions from:
Net investment income	—	—	(.16)	—	—	(.12)
Net realized gains	—	—	—	—	—	(.06)
Total distributions	—	—	(.16)	—	—	(.18)
Redemption fees collected	—	—	—	— [e]	— [e]	— [e]
Net asset value, end of period	$23.14	$22.69	$22.23	$21.67	$20.58	$19.98

Total Return[f]	1.98%	2.02%	3.39%	5.30%	3.00%	(18.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,124	$66,818	$66,161	$44,421	$69,351	$63,229
Ratios to average net assets:
Net investment loss	(0.64%)	(1.59%)	(1.25%)	(2.08%)	(1.18%)	(0.31%)
Total expenses[g]	2.63%	3.07%	2.78%	3.69%	2.37%	2.07%
Net expenses[h,i]	2.58%	3.03%	2.65%	3.54%	2.33%	2.07%
Portfolio turnover rate	160%	465%	433%	993%	858%	1,578%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
Institutional Class	2013[a,b]	2012[b]	2011[b]	2010[b,j]
Per Share Data
Net asset value, beginning of period	$22.84	$22.32	$21.71	$20.61
Income (loss) from investment operations:
Net investment loss[d]	(.05)	(.33)	(.22)	(.43)
Net gain on investments (realized and unrealized)	.54	.85	.99	1.53
Total from investment operations	.49	.52	.77	1.10
Less distributions from:
Net investment income	—	—	(.16)	—
Total distributions	—	—	(.16)	—
Redemption fees collected	—	—	—	— [e]
Net asset value, end of period	$23.33	$22.84	$22.32	$21.71

Total Return[f]	2.15%	2.28%	3.61%	5.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,448	$14,130	$807	$296
Ratios to average net assets:
Net investment loss	(0.40%)	(1.46%)	(0.99%)	(3.10%)
Total expenses[g]	2.39%	3.05%	2.52%	5.13%
Net expenses[h,i]	2.35%	3.01%	2.40%	4.98%
Portfolio turnover rate	160%	465%	433%	993%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	The fund changed its fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment income loss per share was computed using average shares outstanding throughout the period.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Does not include expenses of the underlying funds in which the Fund invests.
[h]	Net expense information reflects the expense ratios after expense waivers, and may include interest or dividend expense.
[i]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the years or periods presented would be:

	6/30/13	12/31/12	12/31/11	12/31/10	12/31/09	3/31/09
A-Class	1.40%	1.40%	1.41%	1.41%	1.40%	1.40%
C-Class	2.15%	2.15%	2.15%	2.15%	2.17%	2.17%
H-Class	1.40%	1.40%	1.41%	1.41%	1.41%	1.40%
Institutional Class	1.15%	1.15%	1.16%	1.17%	N/A	N/A

[j]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	June 30, 2013

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
COMMODITIES STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 6.8%
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	$855,708	$855,708
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	147,069	147,069
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	59,701	59,701
Total Repurchase Agreements
(Cost $1,062,478)		1,062,478
Total Investments - 6.8%
(Cost $1,062,478)		$1,062,478
Other Assets & Liabilities, net - 93.2%		14,485,568
Total Net Assets - 100.0%		$15,548,046

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $123,430)	1	$3,597
October 2013 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $56,784)	3	1,028
September 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $107,130)	3	561
October 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $100,760)	2	93
September 2013 LME Copper
Futures Contracts
(Aggregate Value of
Contracts $168,781)	1	(1)
September 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $46,354)	1	(4)
September 2013 LME Primary Aluminum
Futures Contracts
(Aggregate Value of
Contracts $176,950)	4	(4)
October 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $68,740)	2	(747)
September 2013 Winter Wheat
Futures Contracts
(Aggregate Value of
Contracts $34,375)	1	(1,528)
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $42,190)	1	(1,833)
September 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $226,506)	2	(2,022)
September 2013 New York Harbor
Ultra-Low Sulfur Diesel
Futures Contracts
(Aggregate Value of
Contracts $240,542)	2	(3,232)
November 2013 Gas Oil
Futures Contracts
(Aggregate Value of
Contracts $346,200)	4	(3,307)
November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $125,075)	2	(4,532)
September 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $1,059,850)	11	(4,873)
September 2013 Wheat
Futures Contracts
(Aggregate Value of
Contracts $131,350)	4	(5,826)
September 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $164,175)	6	(6,367)
November 2013 Brent Crude
Futures Contracts
(Aggregate Value of
Contracts $806,160)	8	(7,373)
July 2013 Goldman Sachs Commodity Index
Futures Contracts
(Aggregate Value of
Contracts $4,886,400)	32	(24,937)
August 2013 Goldman Sachs Commodity Index
Futures Contracts
(Aggregate Value of
Contracts $6,845,625)	45	(49,076)
(Total Aggregate Value of
Contracts $15,757,377)		$(110,383)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Repurchase agreements, at value
(cost $1,062,478)	$1,062,478
Cash	13,491,707
Segregated cash with broker	1,130,527
Receivables:
Fund shares sold	2,735
Interest	6
Total assets	15,687,453
Liabilities:
Payable for:
Variation margin	111,109
Management fees	7,350
Distribution and service fees	3,644
Transfer agent and administrative fees	2,450
Fund shares redeemed	1,791
Portfolio accounting fees	980
Miscellaneous	12,083
Total liabilities	139,407
Net assets	$15,548,046
Net assets consist of:
Paid in capital	$38,731,420
Accumulated net investment loss	(2,922,614)
Accumulated net realized loss on investments	(20,150,377)
Net unrealized depreciation on investments	(110,383)
Net assets	$15,548,046
A-Class:
Net assets	$2,053,291
Capital shares outstanding	142,411
Net asset value per share	$14.42
Maximum offering price per share
(Net asset value divided by 95.25%)	$15.14
C-Class:
Net assets	$2,014,122
Capital shares outstanding	149,174
Net asset value per share	$13.50
H-Class:
Net assets	$11,480,633
Capital shares outstanding	795,686
Net asset value per share	$14.43

CONSOLIDATED STATEMENT
OF OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$4,088
Total investment income	4,088

Expenses:
Management fees	84,790
Transfer agent and administrative fees	24,087
Distribution and service fees:
A-Class	4,077
C-Class	11,635
H-Class	17,101
Portfolio accounting fees	9,635
Registration fees	9,921
Trustees’ fees*	1,065
Custodian fees	912
Miscellaneous	5,792
Total expenses	169,015
Less:
Expenses waived by Advisor	(12,530)
Net expenses	156,485
Net investment loss	(152,397)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(299,235)
Net realized loss	(299,235)
Net change in unrealized appreciation
(depreciation) on:
Futures contracts	(496,321)
Net change in unrealized appreciation
(depreciation)	(496,321)
Net realized and unrealized loss	(795,556)
Net decrease in net assets resulting
from operations	$(947,953)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(152,397)	$(462,443)
Net realized loss on investments	(299,235)	(1,866,445)
Net change in unrealized appreciation (depreciation) on investments	(496,321)	603,873
Net decrease in net assets resulting from operations	(947,953)	(1,725,015)

Distributions to shareholders from:
Net investment income
A-Class	—	(90,394)
C-Class	—	(72,057)
H-Class	—	(634,797)
Total distributions to shareholders	—	(797,248)

Capital share transactions:
Proceeds from sale of shares
A-Class	143,746	21,757,665
C-Class	120,204	624,941
H-Class	24,948,208	141,800,896
Distributions reinvested
A-Class	—	77,852
C-Class	—	65,263
H-Class	—	597,525
Cost of shares redeemed
A-Class	(3,773,577)	(20,880,282)
C-Class	(509,072)	(1,544,634)
H-Class	(36,519,405)	(131,653,400)
Net increase (decrease) from capital share transactions	(15,589,896)	10,845,826
Net increase (decrease) in net assets	(16,537,849)	8,323,563

Net assets:
Beginning of period	32,085,895	23,762,332
End of period	$15,548,046	$32,085,895
Accumulated net investment loss at end of period	$(2,922,614)	$(2,770,217)

Capital share activity:
Shares sold
A-Class	9,423	1,304,505
C-Class	8,326	40,528
H-Class	1,625,967	8,637,054
Shares issued from reinvestment of distributions
A-Class	—	5,129
C-Class	—	4,573
H-Class	—	39,337
Shares redeemed
A-Class	(243,989)	(1,255,530)
C-Class	(36,034)	(100,156)
H-Class	(2,357,869)	(8,075,041)
Net increase (decrease) in shares	(994,176)	600,399

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
A-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$15.49	$16.18	$17.33	$16.39	$13.26	$32.68
Income (loss) from investment operations:
Net investment income (loss)[d]	(.11)	(.23)	(.26)	(.22)	(.14)	— [e]
Net gain (loss) on investments (realized and unrealized)	(.96)	(.05)	(.36)	1.16	3.37	(18.80)
Total from investment operations	(1.07)	(.28)	(.62)	.94	3.23	(18.80)
Less distributions from:
Net investment income	—	(.41)	(.53)	—	(.11)	(.70)
Total distributions	—	(.41)	(.53)	—	(.11)	(.70)
Redemption fees collected	—	—	—	— [f]	.01	.08
Net asset value, end of period	$14.42	$15.49	$16.18	$17.33	$16.39	$13.26

Total Return[g]	(6.91%)	(1.63%)	(3.61%)	5.74%	24.46%	(57.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,053	$5,840	$5,223	$7,192	$8,553	$7,189
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.40%)	(1.47%)	(1.42%)	(1.24%)	0.02%
Total expenses	1.66%	1.59%	1.66%	1.65%	1.56%	1.52%
Net expenses[h]	1.53%	1.49%	1.55%	1.56%	1.38%	1.20%
Portfolio turnover rate	—	—	—	200%	220%	390%

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
C-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$14.56	$15.34	$16.58	$15.80	$12.86	$31.96
Income (loss) from investment operations:
Net investment loss[d]	(.16)	(.33)	(.37)	(.32)	(.22)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.90)	(.04)	(.34)	1.10	3.26	(18.43)
Total from investment operations	(1.06)	(.37)	(.71)	.78	3.04	(18.49)
Less distributions from:
Net investment income	—	(.41)	(.53)	—	(.11)	(.70)
Total distributions	—	(.41)	(.53)	—	(.11)	(.70)
Redemption fees collected	—	—	—	— [f]	.01	.09
Net asset value, end of period	$13.50	$14.56	$15.34	$16.58	$15.80	$12.86

Total Return[g]	(7.28%)	(2.38%)	(4.32%)	4.94%	23.74%	(58.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,014	$2,575	$3,558	$4,857	$6,186	$4,072
Ratios to average net assets:
Net investment loss	(2.24%)	(2.15%)	(2.22%)	(2.17%)	(2.03%)	(0.22%)
Total expenses	2.41%	2.34%	2.41%	2.39%	2.31%	2.28%
Net expenses[h]	2.28%	2.24%	2.30%	2.30%	2.15%	1.95%
Portfolio turnover rate	—	—	—	200%	220%	390%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	March 31,
H-Class	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b,c]	2009
Per Share Data
Net asset value, beginning of period	$15.50	$16.18	$17.33	$16.39	$13.26	$32.66
Income (loss) from investment operations:
Net investment income (loss)[d]	(.11)	(.23)	(.27)	(.22)	(.14)	.13
Net gain (loss) on investments (realized and unrealized)	(.96)	(.04)	(.35)	1.16	3.37	(18.93)
Total from investment operations	(1.07)	(.27)	(.62)	.94	3.23	(18.80)
Less distributions from:
Net investment income	—	(.41)	(.53)	—	(.11)	(.70)
Total distributions	—	(.41)	(.53)	—	(.11)	(.70)
Redemption fees collected	—	—	—	— [f]	.01	.10
Net asset value, end of period	$14.43	$15.50	$16.18	$17.33	$16.39	$13.26

Total Return[g]	(6.90%)	(1.57%)	(3.67%)	5.74%	24.45%	(57.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,481	$23,671	$14,982	$32,290	$32,019	$50,622
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.40%)	(1.47%)	(1.42%)	(1.22%)	0.43%
Total expenses	1.66%	1.60%	1.66%	1.65%	1.56%	1.52%
Net expenses[h]	1.53%	1.49%	1.56%	1.56%	1.37%	1.20%
Portfolio turnover rate	—	—	—	200%	220%	390%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	The Fund changed its fiscal year from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Net investment income is less than $0.01 per share.
[f]	Redemption fees collected are less than $0.01 per share.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[h]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.	Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C Class shares, H-Class shares, Y-Class shares, Institutional Class shares, and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC.

At June 30, 2013, the Trust consisted of fifty-one separate funds. This report covers the Managed Commodities Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund (collectively, the “Funds”). Only A-Class, C-Class, H-Class, Y-Class and Institutional Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets at	of the Fund at
	Date of	June 30,	June 30,
	Subsidiary	2013	2013
Managed Commodities Strategy Fund	06/25/09	$3,136,601	7.2%
Multi-Hedge Strategies Fund	09/18/09	5,403,397	5.0%
Commodities Strategy Fund	09/08/09	2,054,685	13.2%

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

F. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures, options and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

In conjunction with the use of short sales, futures, options and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
Managed Commodities Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2014.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of A-Class, C-Class, H-Class and Institutional Class, and 0.20% of the average daily net assets of Y-Class. Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2013, GDL retained sales charges of $158,835 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Managed Commodities Strategy Fund	$4,796,955	$2,079,253	$32,029,177	$—	$—	$38,905,385
Multi-Hedge Strategies Fund	78,996,969	2,829,805	9,959,048	230,649	—	92,016,471
Commodities Strategy Fund	—	5,279	1,062,478	—	—	1,067,757

Liabilities
Managed Commodities Strategy Fund	$—	$3,121,674	$—	$—	$—	$3,121,674
Multi-Hedge Strategies Fund	49,054,599	1,699,834	—	—	—	50,754,433
Commodities Strategy Fund	—	115,662	—	—	—	115,662

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			Fannie Mae
0.07%			0.50% - 0.65%
Due 07/01/13	$860,000,000	$860,005,017	10/22/15 - 05/27/16	$298,566,000	$299,638,582
			Freddie Mac
			0.50% - 0.60%
			10/09/15 - 03/28/16	250,000,000	251,160,833
			Federal Home Loan Bank
			0.13%
			03/19/14	200,000,000	200,947,222
			Federal Farm Credit Bank
			0.30%
			06/04/15	125,000,000	125,454,167
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.06%			0.88%
Due 07/01/13	147,807,111	147,807,850	01/31/18	152,694,700	150,763,344
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	60,000,000	60,000,300	09/15/15	61,428,800	61,200,019

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Managed Commodities Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x
Commodities Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage
	of Fund’s net assets on
		a daily basis
Fund	Long	Short
Managed Commodities Strategy Fund	105%	—
Multi-Hedge Strategies Fund	55%	55%
Commodities Strategy Fund	100%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Commodity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
	Investments, at value	Options written, at value

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value
				Options	Options
	Futures	Swaps	Futures	Written	Purchased	Total Value at
	Equity	Equity	Commodity	Commodity	Commodity	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts	2013
Managed Commodities Strategy Fund	$—	$—	$73,153	$—	$2,006,100	$2,079,253
Multi-Hedge Strategies Fund	586,778	230,649	2,243,027	—	—	3,060,454
Commodities Strategy Fund	—	—	5,279	—	—	5,279

Liability Derivative Investments Value
				Options	Options
	Futures	Swaps	Futures	Written	Purchased	Total Value at
	Equity	Equity	Commodity	Commodity	Commodity	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts	2013
Managed Commodities Strategy Fund	$—	$—	$2,552,624	$569,050	$—	$3,121,674
Multi-Hedge Strategies Fund	673,474	—	1,026,360	—	—	1,699,834
Commodities Strategy Fund	—	—	115,662	—	—	115,662

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Commodity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
				Options	Options	Options
	Futures	Swaps	Futures	Written	Purchased	Purchased
	Equity	Equity	Commodity	Commodity	Commodity	Equity
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts	Contracts	Total
Managed Commodities Strategy Fund	$—	$—	$(16,410,514)	$(23,436)	$65,646	$—	$(16,368,304)
Multi-Hedge Strategies Fund	1,057,164	(17,999)	(25,233)	—	—	(4,726)	1,009,206
Commodities Strategy Fund	—	—	(299,235)	—	—	—	(299,235)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
				Options	Options	Options
	Futures	Swaps	Futures	Written	Purchased	Purchased
	Equity	Equity	Commodity	Commodity	Commodity	Equity
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts	Contracts	Total
Managed Commodities Strategy Fund	$—	$—	$(2,177,257)	$122,358	$61,008	$—	$(1,993,891)
Multi-Hedge Strategies Fund	(930,959)	230,649	1,043,313	—	—	1,926	344,929
Commodities Strategy Fund	—	—	(496,321)	—	—	—	(496,321)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

7.	Options Written

Transactions in options written during the period ended June 30, 2013 were as follows:

Written Call Options
	Number of	Premium
Managed Commodities Strategy Fund	contracts	amount
Balance at December 31, 2012	—	$—
Options Written	110	648,093
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at June 30, 2013	110	$648,093

	Written Put Options
	Number of	Premium
Managed Commodities Strategy Fund	contracts	amount
Balance at December 31, 2012	—	$—
Options Written	144	113,227
Options terminated in closing purchase transactions	(94)	(69,912)
Options expired	—	—
Options exercised	—	—
Balance at June 30, 2013	50	$43,315

8.	Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009-2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Managed Commodities Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Managed Commodities Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

In July 2011, the IRS notified the RIC industry that it would not issue further private letter rulings until the (IRS) staff could look at the overall set of issues and consider guidance of broader applicability.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carry forwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carry forwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Managed Commodities Strategy Fund	$71,218,580	$—	$(32,386,348)	$(32,386,348)
Multi-Hedge Strategies Fund	83,580,281	6,397,239	(1,021,503)	5,375,736
Commodities Strategy Fund	1,432,658	—	(370,180)	(370,180)

9.	Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Managed Commodities Strategy Fund	$20,004,740	$5,842,296
Multi-Hedge Strategies Fund	44,221,201	43,610,488
Commodities Strategy Fund	—	—

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013, and did not participate in borrowing during the period.

11. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received
Multi-Hedge Strategies Fund	$103,387	$110,298

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$53,372,568	$53,373,221	09/06/13	$21,437,136	$21,434,991
			Federal Home Loan Bank
			0.00%
			11/15/13	33,019,728	33,009,492
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	6,242,589	6,242,659	11/26/32	6,905,520	6,370,458

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Series Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Series Funds also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)

13. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instrument	Received[2]	Amount
Managed Commodities
Strategy Fund	Futures Commodity Contracts	$73,153	$—	$73,153	$—	$—	$73,153
	Options Purchased Equity Contracts	2,006,100	—	2,006,100	—	—	2,006,100
	Repurchase agreements	1,628,230	—	1,628,230	—	1,628,230	—
Total		3,707,483	—	3,707,483	—	1,628,230	2,079,253

Multi-Hedge Strategies Fund	Futures Commodity Contracts	2,829,805	—	2,829,805	—	—	2,829,805
	Swaps Equity Contracts	230,649	—	230,649	—	—	230,649
	Repurchase agreements	9,959,048	—	9,959,048	—	9,959,048	—
	Securities lending	103,387	—	103,387	—	103,387	—
Total		13,122,889	—	13,122,889	—	10,062,435	3,060,454

Commodities Strategy Fund	Futures Commodity Contracts	5,279	—	5,279	—	—	5,279
	Repurchase agreements	1,062,478	—	1,062,478	—	1,062,478	—
Total		1,067,757	—	1,067,757	—	1,062,478	5,279

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instrument	Pledged[2]	Amount
Managed Commodities
Strategy Fund	Futures Commodity Contracts	$2,552,624	$—	$2,552,624	$—	$—	$2,552,624
	Options Written Equity Contracts	569,050	—	569,050	—	—	569,050
Total		3,121,674	—	3,121,674	—	—	3,121,674

Multi-Hedge Strategies Fund	Futures Commodity Contracts	1,699,834	—	1,699,834	—	—	1,699,834
	Securities lending	110,298	—	110,298	—	110,298	—
Total		1,810,132	—	1,810,132	—	110,298	1,699,834

Commodities Strategy Fund	Futures Commodity Contracts	115,662	—	115,662	—	—	115,662

[1]	Refer to notes 5 and 11 for additional information regarding repurchase agreements and securities lending arrangements, respectively.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At an in-person meetings of the Rydex Series Funds’ (the “Trust”) Board of Trustees (the “Board”) held on May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (referred to herein as the “Adviser”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

OTHER INFORMATION (Unaudited) (continued)

approval of investment advisory agreements, and the Independent Trustees met in executive session outside the presence of Fund management, and participated in question and answer sessions with representatives of the Adviser.

In considering the continuation of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to Investment Advisory Agreement at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers.

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/ or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Adviser’s profitability analysis.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreement, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the Funds were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date September 06, 2013

* Print the name and title of each signing officer under his or her signature.